UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.03%
Actual		$ 1,000.00	$ 1,085.30	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,083.20	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.86%
Actual		$ 1,000.00	$ 1,080.60	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,080.90	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Dividend and Income	.75%
Actual		$ 1,000.00	$ 1,086.30	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,086.50	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	3.3
Microsoft Corp.	3.0	3.0
Chevron Corp.	2.7	2.9
Johnson & Johnson	2.6	2.1
Procter & Gamble Co.	2.1	2.3
Exxon Mobil Corp.	1.9	1.8
Merck & Co., Inc.	1.8	1.4
Simon Property Group, Inc.	1.7	1.6
Cisco Systems, Inc.	1.7	1.6
The Coca-Cola Co.	1.4	1.4
	21.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.7	31.4
Information Technology	13.0	13.5
Health Care	10.6	12.6
Energy	8.7	9.3
Consumer Staples	8.1	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Common Stocks 65.3%		Common Stocks 66.9%
	Preferred Stocks 10.4%		Preferred Stocks 9.2%
	Convertible Bonds 9.9%		Convertible Bonds 10.6%
	Other Investments 10.9%		Other Investments 10.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	5.5%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.5%
		Principal Amount (e)	Value
Convertible Bonds - 9.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,870,000	$ 7,404,084
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		2,810,000	3,029,531
Household Durables - 0.4%
Lennar Corp. 3.25% 11/15/21 (g)		3,430,000	6,210,444
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,461,122
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,301,563
			17,973,129
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23 (g)		2,800,000	2,703,680
3.5% 1/15/31		6,957,441	6,441,837
Live Nation Entertainment, Inc. 2.5% 5/15/19 (g)		1,500,000	1,565,700
			10,711,217
TOTAL CONSUMER DISCRETIONARY			39,117,961
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,884,480
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		7,530,000	7,252,143
Peabody Energy Corp. 4.75% 12/15/41		5,662,000	4,405,744
Ship Finance International Ltd. 3.25% 2/1/18		10,450,000	11,688,325
			43,230,692
FINANCIALS - 0.7%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	7,145,238
Insurance - 0.3%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,740,000	12,839,112
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	4,042,988
Spirit Realty Capital, Inc. 2.875% 5/15/19		1,400,000	1,415,750
			5,458,738
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		$ 4,340,000	$ 4,618,194
TOTAL FINANCIALS			30,061,282
HEALTH CARE - 1.8%
Biotechnology - 0.8%
Array BioPharma, Inc. 3% 6/1/20		1,220,000	1,180,350
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		2,330,000	2,602,319
1.875% 9/1/20 (g)		2,300,000	2,577,438
Gilead Sciences, Inc. 1.625% 5/1/16		3,150,000	11,238,935
InterMune, Inc. 2.5% 12/15/17		1,260,000	3,890,250
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (g)		1,810,000	2,007,969
Theravance, Inc. 2.125% 1/15/23		8,540,000	10,194,625
			33,691,886
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		4,480,000	7,937,664
Health Care Providers & Services - 0.7%
HealthSouth Corp. 2% 12/1/43		15,369,000	16,596,983
Molina Healthcare, Inc. 1.125% 1/15/20		6,880,000	8,561,300
WellPoint, Inc. 2.75% 10/15/42		2,950,000	4,579,875
			29,738,158
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	1,541,925
TOTAL HEALTH CARE			72,909,633
INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. 4.5% 3/1/19 (g)		3,160,000	3,270,284
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 7/1/14		6,230,000	7,359,188
Construction & Engineering - 0.4%
Layne Christensen Co. 4.25% 11/15/18 (g)		5,000,000	4,844,765
MasTec, Inc. 4.25% 12/15/14		4,390,000	10,242,419
			15,087,184
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		$ 5,830,000	$ 5,968,754
TOTAL INDUSTRIALS			31,685,410
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,556,950
InterDigital, Inc. 2.5% 3/15/16		17,860,000	18,574,400
Liberty Interactive LLC 0.75% 3/30/43		7,180,000	9,369,900
			31,501,250
Internet Software & Services - 0.2%
Blucora, Inc. 4.25% 4/1/19 (g)		2,900,000	3,204,500
WebMD Health Corp. 1.5% 12/1/20 (g)		6,160,000	6,441,512
			9,646,012
Semiconductors & Semiconductor Equipment - 1.2%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		9,940,000	9,654,722
GT Advanced Technologies, Inc.:
3% 10/1/17		4,845,000	11,098,078
3% 12/15/20		6,840,000	11,123,892
Intel Corp. 3.25% 8/1/39		11,470,000	16,330,986
			48,207,678
Software - 0.8%
Nuance Communications, Inc. 2.75% 11/1/31		15,090,000	15,146,588
TiVo, Inc. 4% 3/15/16 (g)		14,760,000	18,597,600
			33,744,188
TOTAL INFORMATION TECHNOLOGY			123,099,128
MATERIALS - 1.1%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20		1,770,000	2,142,806
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		16,750,000	17,126,875
Metals & Mining - 0.6%
Goldcorp, Inc. 2% 8/1/14		9,200,000	9,218,400
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Horsehead Holding Corp. 3.8% 7/1/17		$ 1,560,000	$ 2,024,412
Newmont Mining Corp. 1.25% 7/15/14		11,130,000	11,130,000
			22,372,812
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		1,330,000	1,981,700
TOTAL MATERIALS			43,624,193
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,373,125
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (g)		9,960,000	11,121,934
TOTAL CONVERTIBLE BONDS			401,223,358
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,376,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,333,500
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,977,200
5.75% 1/15/24		2,570,000	2,643,888
7.25% 10/30/17		8,000,000	8,470,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,809,000
Clear Channel Communications, Inc. 4.9% 5/15/15		4,725,000	4,921,088
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,002,400
			34,823,576
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.75% 2/15/18		$ 3,200,000	$ 2,888,000
6.375% 10/15/36		3,500,000	2,765,000
7.4% 4/1/37		3,000,000	2,482,500
			8,135,500
TOTAL CONSUMER DISCRETIONARY			47,668,576
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	12,889,800
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,103,100
			16,992,900
Food Products - 0.0%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		645,000	698,213
TOTAL CONSUMER STAPLES			17,691,113
FINANCIALS - 4.2%
Banks - 2.0%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	12,548,109
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,695,738
Corestates Capital II 0.8765% 1/15/27 (g)(j)		3,000,000	2,580,000
Corestates Capital III 0.7939% 2/15/27 (g)(j)		3,960,000	3,405,600
First Maryland Capital I 1.2265% 1/15/27 (j)		2,500,000	2,262,500
First Maryland Capital II 1.0754% 2/1/27 (j)		4,100,000	3,710,500
JPMorgan Chase Capital XXI 1.1734% 1/15/87 (j)		12,500,000	10,281,250
PNC Capital Trust C 0.8061% 6/1/28 (j)		9,000,000	7,695,000
Wachovia Capital Trust II 0.7265% 1/15/27 (j)		32,014,000	27,532,040
Wells Fargo Capital II 0.7249% 1/30/27 (j)		5,930,000	5,099,800
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			81,201,662
Capital Markets - 0.3%
Chase Capital II 0.7254% 2/1/27 (j)		7,900,000	6,853,250
Chase Capital Trust VI 0.8504% 8/1/28 (j)		5,000,000	4,337,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXIII 1.2239% 5/15/47 (j)		$ 2,500,000	$ 1,975,000
Lehman Brothers Holdings, Inc. 1.0599% (d)(j)		1,000,000	0
			13,165,750
Consumer Finance - 0.4%
Ally Financial, Inc.:
3.5% 1/27/19		1,165,000	1,173,738
4.75% 9/10/18		6,000,000	6,375,000
American Express Co. 6.8% 9/1/66 (j)		2,500,000	2,759,375
GMAC LLC 8% 11/1/31		3,900,000	4,870,125
			15,178,238
Diversified Financial Services - 1.5%
Central Fidelity Capital Trust I 1.2265% 4/15/27 (j)		2,500,000	2,150,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,410,625
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	807,919
Goldman Sachs Capital II 4% (h)(j)		7,653,000	6,160,665
ILFC E-Capital Trust I 5.21% 12/21/65 (g)(j)		33,530,000	32,691,750
JPMorgan Chase Capital XIII 1.1836% 9/30/34 (j)		2,750,000	2,358,125
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (j)		4,300,000	4,074,250
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		2,570,000	2,706,210
			58,359,544
TOTAL FINANCIALS			167,905,194
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,284,075
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24 (g)(i)		4,310,000	4,374,650
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		1,912,000	1,950,240
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,200,313
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		$ 705,000	$ 853,931
8.625% 9/15/15		5,000,000	5,450,500
8.875% 9/1/17		3,000,000	3,570,000
			9,874,431
TOTAL INDUSTRIALS			19,399,634
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	4,989,925
Technology Hardware, Storage & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		1,000,000	812,500
6.5% 4/15/38		4,440,000	3,996,000
			4,808,500
TOTAL INFORMATION TECHNOLOGY			9,798,425
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		3,890,000	3,987,250
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. 6.75% 12/1/23		4,000,000	4,360,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	9,445,375
8.75% 3/15/32		3,000,000	3,472,500
			17,277,875
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,930,275
Sprint Communications, Inc.:
6% 12/1/16		4,660,000	5,090,584
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Communications, Inc.: - continued
7% 8/15/20		$ 1,500,000	$ 1,653,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	614,250
			10,288,859
TOTAL TELECOMMUNICATION SERVICES			27,566,734
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (j)		7,950,000	7,840,688
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	3,105,000
TOTAL UTILITIES			10,945,688
TOTAL NONCONVERTIBLE BONDS			307,246,689
TOTAL CORPORATE BONDS (Cost $650,925,986)			708,470,047
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 3.1%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,132,310
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	71,300	3,709,739
Darden Restaurants, Inc.	48,800	2,445,856
McDonald's Corp.	343,500	34,841,205
Wyndham Worldwide Corp.	60,400	4,465,372
		45,462,172
Media - 1.1%
CBS Outdoor Americas, Inc. (f)	74,100	2,406,027
Comcast Corp. Class A	459,900	24,006,780
Sinclair Broadcast Group, Inc. Class A	164,600	4,868,868
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	103,400	$ 7,220,422
Viacom, Inc. Class B (non-vtg.)	71,000	6,058,430
		44,560,527
Multiline Retail - 0.4%
Target Corp.	270,600	15,359,256
Specialty Retail - 0.2%
DSW, Inc. Class A	120,300	3,013,515
H&M Hennes & Mauritz AB (B Shares)	133,000	5,620,502
		8,634,017
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	66,200	4,171,924
TOTAL CONSUMER DISCRETIONARY		125,320,206
CONSUMER STAPLES - 7.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	77,700	8,540,784
PepsiCo, Inc.	500,700	44,226,831
SABMiller PLC	72,100	4,001,477
The Coca-Cola Co.	1,342,000	54,901,220
		111,670,312
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	129,300	10,126,776
Walgreen Co.	144,500	10,390,995
		20,517,771
Food Products - 0.2%
Kellogg Co.	142,500	9,829,650
Household Products - 2.1%
Procter & Gamble Co.	1,029,258	83,153,754
Tobacco - 2.0%
Altria Group, Inc.	294,300	12,231,108
British American Tobacco PLC sponsored ADR	115,500	14,005,530
Lorillard, Inc.	152,900	9,505,793
Philip Morris International, Inc.	521,718	46,192,912
		81,935,343
TOTAL CONSUMER STAPLES		307,106,830
Common Stocks - continued
	Shares	Value
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Access Midstream Partners LP	137,300	$ 8,648,527
Canadian Natural Resources Ltd.	170,600	6,943,261
Cheniere Energy, Inc. (a)	52,300	3,562,153
Chevron Corp.	880,700	108,141,153
ConocoPhillips Co.	615,400	49,195,076
El Paso Pipeline Partners LP	97,200	3,328,128
Enterprise Products Partners LP	44,300	3,314,526
EQT Midstream Partners LP	38,700	3,178,818
Exxon Mobil Corp.	746,200	75,015,486
Imperial Oil Ltd.	85,800	4,224,718
Markwest Energy Partners LP	98,700	6,114,465
MPLX LP	79,600	4,549,936
Phillips 66 Partners LP	68,005	4,117,703
PrairieSky Royalty Ltd.	27,400	916,029
QEP Midstream Partners LP	87,100	2,106,078
Scorpio Tankers, Inc.	39,700	360,079
Targa Resources Corp.	62,800	7,219,488
Tesoro Logistics LP	31,500	2,195,550
Valero Energy Partners LP	50,500	2,243,715
Western Gas Partners LP	25,000	1,799,750
		297,174,639
FINANCIALS - 19.9%
Banks - 1.7%
Bank of America Corp.	185,100	2,802,414
Commerce Bancshares, Inc.	79,058	3,431,908
JPMorgan Chase & Co.	152,000	8,446,640
M&T Bank Corp. (f)	103,300	12,537,521
National Penn Bancshares, Inc.	341,600	3,511,648
PNC Financial Services Group, Inc.	110,400	9,413,808
Svenska Handelsbanken AB (A Shares)	120,100	6,103,707
U.S. Bancorp	351,500	14,829,785
Wells Fargo & Co.	163,200	8,287,296
		69,364,727
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	7,932	1,495,975
Apollo Investment Corp.	99,400	832,972
BlackRock, Inc. Class A	64,700	19,727,030
Carlyle Group LP	256,300	7,937,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	572,900	$ 13,022,017
The Blackstone Group LP	343,700	10,682,196
		53,697,801
Consumer Finance - 0.1%
Capital One Financial Corp.	57,200	4,512,508
Insurance - 1.5%
ACE Ltd.	69,000	7,155,990
Arthur J. Gallagher & Co.	167,100	7,658,193
esure Group PLC	482,600	2,151,765
MetLife, Inc.	394,700	20,102,071
The Travelers Companies, Inc.	188,900	17,652,705
Zurich Insurance Group AG	19,380	5,815,082
		60,535,806
Real Estate Investment Trusts - 15.1%
Alexandria Real Estate Equities, Inc.	277,744	21,133,541
Ashford Hospitality Prime, Inc.	20,200	329,260
AvalonBay Communities, Inc.	48,340	6,856,546
Boston Properties, Inc.	270,696	32,667,593
Cedar Shopping Centers, Inc.	606,659	3,724,886
Corrections Corp. of America	174,554	5,678,242
Cousins Properties, Inc.	919,040	11,028,480
DCT Industrial Trust, Inc.	158,400	1,254,528
Digital Realty Trust, Inc. (f)	267,800	15,398,500
Douglas Emmett, Inc.	128,400	3,645,276
DuPont Fabros Technology, Inc.	8,072	206,401
Equity Lifestyle Properties, Inc.	146,107	6,390,720
Equity One, Inc.	412,048	9,460,622
Equity Residential (SBI)	160,715	9,932,187
Essex Property Trust, Inc.	146,992	26,599,672
Excel Trust, Inc.	108,377	1,430,576
Extra Space Storage, Inc.	6,000	314,100
Federal Realty Investment Trust (SBI)	164,808	19,697,852
FelCor Lodging Trust, Inc.	1,294,652	12,739,376
Glimcher Realty Trust	187,538	2,066,669
HCP, Inc.	525,739	21,949,603
Health Care REIT, Inc.	117,396	7,422,949
Host Hotels & Resorts, Inc.	679,697	15,000,913
Kilroy Realty Corp.	83,582	5,063,398
Kite Realty Group Trust	97,334	604,444
LaSalle Hotel Properties (SBI)	463,713	15,297,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	498,500	$ 5,657,975
Liberty Property Trust (SBI)	339,900	13,157,529
Mack-Cali Realty Corp.	54,800	1,191,900
Mid-America Apartment Communities, Inc.	316,710	22,913,969
National Retail Properties, Inc. (f)	499,862	17,485,173
Piedmont Office Realty Trust, Inc. Class A (f)	852,646	15,876,269
Post Properties, Inc.	326,100	16,680,015
Prologis, Inc.	543,310	22,552,798
Public Storage	206,699	35,630,774
Sabra Health Care REIT, Inc.	47,843	1,400,843
Senior Housing Properties Trust (SBI)	428,500	10,275,430
Simon Property Group, Inc.	404,315	67,302,275
SL Green Realty Corp.	222,573	24,369,518
Spirit Realty Capital, Inc.	272,900	3,081,041
Sun Communities, Inc.	87,882	4,255,246
Taubman Centers, Inc.	253,000	18,949,700
Terreno Realty Corp.	191,900	3,722,860
UDR, Inc.	273,700	7,532,224
Ventas, Inc.	467,139	31,204,885
Vornado Realty Trust	50,714	5,430,455
Washington Prime Group, Inc. (a)	202,757	4,032,837
Weyerhaeuser Co.	188,847	5,933,573
WP Carey, Inc.	195,600	12,447,984
		606,979,499
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	333,840	6,352,975
TOTAL FINANCIALS		801,443,316
HEALTH CARE - 8.2%
Biotechnology - 0.3%
Amgen, Inc.	121,300	14,069,587
Pharmaceuticals - 7.9%
AbbVie, Inc.	421,000	22,872,930
Bristol-Myers Squibb Co.	423,900	21,084,786
Eli Lilly & Co.	359,500	21,519,670
Johnson & Johnson	1,017,144	103,199,430
Merck & Co., Inc.	1,254,990	72,613,721
Novartis AG	114,072	10,263,534
Pfizer, Inc.	1,505,700	44,613,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	50,660	$ 14,932,159
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,190,074
		317,290,195
TOTAL HEALTH CARE		331,359,782
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	111,900	10,423,485
United Technologies Corp.	101,800	11,831,196
		22,254,681
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	79,000	2,412,660
Republic Services, Inc.	106,300	3,763,020
		6,175,680
Electrical Equipment - 0.4%
Eaton Corp. PLC	207,100	15,261,199
Industrial Conglomerates - 1.1%
3M Co.	152,800	21,781,640
General Electric Co.	586,753	15,719,113
Siemens AG	67,472	8,967,379
		46,468,132
Machinery - 0.4%
Caterpillar, Inc.	69,600	7,115,208
Cummins, Inc.	58,800	8,992,284
		16,107,492
Professional Services - 0.2%
SGS SA (Reg.)	2,520	6,317,588
Road & Rail - 0.2%
CSX Corp.	341,200	10,031,280
TOTAL INDUSTRIALS		122,616,052
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,719,200	66,946,704
IT Services - 0.8%
Automatic Data Processing, Inc.	104,600	8,334,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	159,500	$ 8,636,925
Paychex, Inc.	378,400	15,556,024
		32,527,477
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	1,138,500	31,103,820
Software - 3.0%
Microsoft Corp.	3,000,700	122,848,658
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	195,400	123,688,190
EMC Corp.	571,258	15,172,612
		138,860,802
TOTAL INFORMATION TECHNOLOGY		392,287,461
MATERIALS - 1.5%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	343,900	23,835,709
LyondellBasell Industries NV Class A	163,600	16,289,652
Potash Corp. of Saskatchewan, Inc. (f)	66,400	2,409,702
The Dow Chemical Co.	157,800	8,224,536
		50,759,599
Metals & Mining - 0.1%
SunCoke Energy Partners LP	101,410	2,905,397
Paper & Forest Products - 0.1%
International Paper Co.	131,700	6,272,871
TOTAL MATERIALS		59,937,867
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	588,000	20,856,360
Verizon Communications, Inc.	396,935	19,830,873
		40,687,233
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	4,121,000	14,448,439
TOTAL TELECOMMUNICATION SERVICES		55,135,672
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	230,400	$ 12,291,840
Cleco Corp.	93,200	4,849,196
IDACORP, Inc.	295,200	16,185,816
NextEra Energy, Inc.	250,000	24,340,000
Pinnacle West Capital Corp.	181,000	10,031,020
PPL Corp.	176,536	6,194,648
Southern Co.	183,900	8,051,142
Xcel Energy, Inc.	391,900	12,054,844
		93,998,506
Gas Utilities - 0.2%
Atmos Energy Corp.	137,400	6,883,740
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	187,400	5,687,590
Multi-Utilities - 0.9%
CMS Energy Corp.	348,700	10,373,825
NiSource, Inc.	218,500	8,165,345
Sempra Energy	173,300	17,390,655
		35,929,825
TOTAL UTILITIES		142,499,661
TOTAL COMMON STOCKS (Cost $2,158,659,229)		2,634,881,486
Preferred Stocks - 10.4%

Convertible Preferred Stocks - 3.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	26,100	2,761,119
FINANCIALS - 1.7%
Banks - 0.7%
Bank of America Corp. Series L, 7.25%	2,354	2,801,401
Wells Fargo & Co. 7.50%	21,809	26,868,688
		29,670,089
Real Estate Investment Trusts - 0.8%
American Tower Corp. Series A, 5.25% (a)	38,100	4,077,081
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Crown Castle International Corp. Series A, 4.50%	150,500	$ 15,655,010
Weyerhaeuser Co. Series A, 6.375%	199,100	11,666,026
		31,398,117
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	310,000	7,334,600
TOTAL FINANCIALS		68,402,806
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,607,094
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	91,200	6,000,960
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	88,400	4,638,348
UTILITIES - 1.5%
Electric Utilities - 0.6%
NextEra Energy, Inc.:
5.779%	189,000	10,693,620
5.889%	186,100	11,621,945
		22,315,565
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. 2.00% ZENS	316,100	17,229,031
Dominion Resources, Inc.:
Series A, 6.125%	177,300	10,157,517
Series B, 6.00%	177,400	10,227,110
		37,613,658
TOTAL UTILITIES		59,929,223
TOTAL CONVERTIBLE PREFERRED STOCKS		150,339,550
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 6.7%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	$ 4,863,600
FINANCIALS - 4.9%
Banks - 0.8%
BB&T Corp. Series E, 5.625%	125,000	2,925,000
Citigroup, Inc. Series C, 5.80%	300,000	7,239,000
SunTrust Banks, Inc. Series E, 5.875%	420,000	10,004,400
U.S. Bancorp:
Series A, 3.50%	11,890	10,011,380
Series H, 5.15%	40,000	926,000
		31,105,780
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,552,212
Series K, 6.375% (a)	80,000	2,073,600
Morgan Stanley 6.875%	200,000	5,470,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,554,600
		12,650,412
Consumer Finance - 1.6%
Ally Financial, Inc.:
7.00% (g)	46,758	47,155,443
Series A, 8.50%	477,300	13,202,118
Discover Financial Services Series B, 6.50%	200,000	5,024,000
		65,381,561
Diversified Financial Services - 0.7%
GMAC Capital Trust I Series 2, 8.125%	900,698	24,426,930
JPMorgan Chase Capital XXIX 6.70%	155,000	4,045,500
		28,472,430
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,824,950
Real Estate Investment Trusts - 1.4%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,339,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,127,600
Health Care REIT, Inc. Series J, 6.50%	12,000	311,040
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,283,084
Series C, 6.875%	50,000	1,280,000
Hospitality Properties Trust Series D, 7.125%	60,000	1,567,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. Series K, 5.625%	120,000	$ 2,794,800
Public Storage:
Series Q, 6.50%	125,000	3,306,250
Series S, 5.90%	100,000	2,513,000
Series T, 5.75%	74,000	1,823,360
Series V, 5.375%	250,000	5,752,500
Series W, 5.20%	150,000	3,375,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,170,400
SL Green Realty Corp. Series I, 6.50%	60,000	1,497,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,037,758
Vornado Realty Trust Series L, 5.40%	230,000	5,285,400
		56,464,492
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,446,000
TOTAL FINANCIALS		198,345,625
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,114,000
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp.:
6.125%	259,452	6,037,448
7.375%	70,000	1,839,600
Verizon Communications, Inc. 5.90%	120,828	3,079,906
		10,956,954
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duquesne Light Co. 6.50%	141,050	7,094,815
Gulf Power Co. 5.60%	30,000	2,745,300
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,504,300
Series H, 5.625%	70,000	1,696,800
Series I, 5.125%	377,500	8,297,450
Series J, 5.00%	205,000	4,397,250
SCE Trust I 5.625%	409,500	9,815,715
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
SCE Trust II 5.10%	15,000	$ 329,250
Southern California Edison Co.:
5.349%	44,479	4,580,003
Series D, 6.50%	54,900	5,675,288
		51,136,171
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,186
TOTAL UTILITIES		51,154,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS		268,434,536
TOTAL PREFERRED STOCKS (Cost $381,255,975)		418,774,086
Bank Loan Obligations - 1.0%
		Principal Amount (e)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Floatel International Ltd. Tranche B, term loan 5/23/20 (k)		$ 295,000	296,106
Oil, Gas & Consumable Fuels - 0.1%
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (j)		3,116,308	3,116,308
TOTAL ENERGY			3,412,414
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9836% 5/1/18 (j)		16,213,525	16,234,603
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (j)		65,000	66,300
			16,300,903
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (j)		$ 5,467,451	$ 5,385,440
UTILITIES - 0.4%
Electric Utilities - 0.4%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)		14,397,217	14,433,210
TOTAL BANK LOAN OBLIGATIONS (Cost $39,622,308)			39,531,967
Preferred Securities - 2.3%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)		975,000	1,034,043
FINANCIALS - 2.3%
Banks - 1.2%
JPMorgan Chase & Co.:
5.15% (h)(j)		15,000,000	14,390,075
6.75% (h)(j)		10,000,000	11,040,632
7.9% (h)(j)		6,250,000	7,090,044
PNC Preferred Funding Trust I 1.8834% (g)(h)(j)		3,450,000	3,222,578
SunTrust Preferred Capital I 4% 12/15/49 (j)		6,866,000	5,552,305
USB Capital IX 3.5% (h)(j)		8,625,000	7,413,786
			48,709,420
Diversified Financial Services - 1.1%
Baggot Securities Ltd. 10.24% (g)(h)	EUR	1,530,000	2,339,339
General Electric Capital Corp.:
5.25% (h)(j)		5,000,000	5,121,154
7.125% (h)(j)		10,000,000	12,128,846
Goldman Sachs Capital III 4% (h)(j)		18,715,000	15,158,943
Wachovia Capital Trust III 5.5698% (h)(j)		8,091,000	7,986,366
			42,734,648
TOTAL FINANCIALS			91,444,068
TOTAL PREFERRED SECURITIES (Cost $85,620,063)			92,478,111
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	135,724,745	$ 135,724,745
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,172,225	31,172,225
TOTAL MONEY MARKET FUNDS (Cost $166,896,970)		166,896,970
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,482,980,531)		4,061,032,667
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,311,794)
NET ASSETS - 100%		$ 4,035,720,873
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,202,299 or 6.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,669
Fidelity Securities Lending Cash Central Fund	68,219
Total	$ 112,888
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,320,206	$ 125,320,206	$ -	$ -
Consumer Staples	309,867,949	309,867,949	-	-
Energy	302,038,239	302,038,239	-	-
Financials	1,068,191,747	986,380,668	81,811,079	-
Health Care	339,966,876	314,771,183	25,195,693	-
Industrials	131,731,012	122,763,633	8,967,379	-
Information Technology	392,287,461	392,287,461	-	-
Materials	59,937,867	59,937,867	-	-
Telecommunication Services	70,730,974	56,282,535	14,448,439	-
Utilities	253,583,241	211,962,162	41,621,079	-
Corporate Bonds	708,470,047	-	708,470,047	-
Bank Loan Obligations	39,531,967	-	39,531,967	-
Preferred Securities	92,478,111	-	92,478,111	-
Money Market Funds	166,896,970	166,896,970	-	-
Total Investments in Securities:	$ 4,061,032,667	$ 3,048,508,873	$ 1,012,523,794	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.2%
BBB	4.4%
BB	4.4%
B	4.6%
CCC,CC,C	1.3%
Not Rated	4.9%
Other Investments	75.7%
Short-Term Investments and Net Other Assets	3.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,388,215) - See accompanying schedule: Unaffiliated issuers (cost $3,316,083,561)	$ 3,894,135,697
Fidelity Central Funds (cost $166,896,970)	166,896,970
Total Investments (cost $3,482,980,531)		$ 4,061,032,667
Cash		1,281,228
Receivable for investments sold, regular delivery		43,566,700
Receivable for fund shares sold		5,002,032
Dividends receivable		8,305,477
Interest receivable		7,126,780
Distributions receivable from Fidelity Central Funds		34,367
Prepaid expenses		2,165
Receivable from investment adviser for expense reductions		414
Other receivables		617,735
Total assets		4,126,969,565

Liabilities
Payable for investments purchased Regular delivery	$ 48,254,021
Delayed delivery	4,341,106
Payable for fund shares redeemed	4,523,490
Accrued management fee	1,818,964
Distribution and service plan fees payable	449,694
Other affiliated payables	629,146
Other payables and accrued expenses	60,046
Collateral on securities loaned, at value	31,172,225
Total liabilities		91,248,692

Net Assets		$ 4,035,720,873
Net Assets consist of:
Paid in capital		$ 3,337,314,171
Undistributed net investment income		23,354,608
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,002,883
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		578,049,211
Net Assets		$ 4,035,720,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,223,780 ÷ 39,642,618 shares)	$ 14.79

Maximum offering price per share (100/94.25 of $14.79)	$ 15.69
Class T: Net Asset Value and redemption price per share ($196,853,586 ÷ 13,317,867 shares)	$ 14.78

Maximum offering price per share (100/96.50 of $14.78)	$ 15.32
Class B: Net Asset Value and offering price per share ($9,924,199 ÷ 671,768 shares)A	$ 14.77

Class C: Net Asset Value and offering price per share ($296,192,179 ÷ 20,110,348 shares)A	$ 14.73

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,680,870,300 ÷ 180,385,333 shares)	$ 14.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($265,656,829 ÷ 17,907,078 shares)	$ 14.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 47,929,526
Special dividends		14,974,415
Interest		14,066,847
Income from Fidelity Central Funds		112,888
Total income		77,083,676

Expenses
Management fee	$ 10,487,829
Transfer agent fees	3,203,449
Distribution and service plan fees	2,536,926
Accounting and security lending fees	517,846
Custodian fees and expenses	41,293
Independent trustees' compensation	7,273
Registration fees	151,551
Audit	47,997
Legal	6,501
Miscellaneous	12,770
Total expenses before reductions	17,013,435
Expense reductions	(46,111)	16,967,324
Net investment income (loss)		60,116,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,553,871
Foreign currency transactions	11,598
Total net realized gain (loss)		106,565,469
Change in net unrealized appreciation (depreciation) on: Investment securities	149,354,923
Assets and liabilities in foreign currencies	(11,453)
Total change in net unrealized appreciation (depreciation)		149,343,470
Net gain (loss)		255,908,939
Net increase (decrease) in net assets resulting from operations		$ 316,025,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,116,352	$ 89,383,939
Net realized gain (loss)	106,565,469	225,199,175
Change in net unrealized appreciation (depreciation)	149,343,470	242,088,127
Net increase (decrease) in net assets resulting from operations	316,025,291	556,671,241
Distributions to shareholders from net investment income	(55,057,987)	(84,894,576)
Distributions to shareholders from net realized gain	(53,555,085)	-
Total distributions	(108,613,072)	(84,894,576)
Share transactions - net increase (decrease)	30,324,997	351,154,912
Total increase (decrease) in net assets	237,737,216	822,931,577

Net Assets
Beginning of period	3,797,983,657	2,975,052,080
End of period (including undistributed net investment income of $23,354,608 and undistributed net investment income of $18,296,243, respectively)	$ 4,035,720,873	$ 3,797,983,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.21 H	.31	.31	.30	.23 I	.23
Net realized and unrealized gain (loss)	.96	1.77	1.45	.55	1.05	2.25
Total from investment operations	1.17	2.08	1.76	.85	1.28	2.48
Distributions from net investment income	(.20)	(.30)	(.29)	(.31)	(.18)	(.22)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.40)	(.30)	(.29)	(.31)	(.18)	(.22)
Net asset value, end of period	$ 14.79	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Total Return B, C, D	8.53%	17.17%	16.47%	8.30%	14.16%	37.12%
Ratios to Average Net Assets F, J
Expenses before reductions	1.03% A	1.05%	1.09%	1.14%	1.16%	1.21%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.09%	1.14%	1.16%	1.21%
Expenses net of all reductions	1.03% A	1.04%	1.09%	1.14%	1.16%	1.21%
Net investment income (loss)	3.02% A,H	2.28%	2.60%	2.76%	2.38% I	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,224	$ 530,203	$ 353,726	$ 125,190	$ 77,340	$ 74,580
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.19 H	.27	.28	.27	.21 I	.21
Net realized and unrealized gain (loss)	.95	1.77	1.44	.56	1.05	2.25
Total from investment operations	1.14	2.04	1.72	.83	1.26	2.46
Distributions from net investment income	(.18)	(.26)	(.25)	(.28)	(.16)	(.21)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.38)	(.26)	(.25)	(.28)	(.16)	(.21)
Net asset value, end of period	$ 14.78	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Total ReturnB, C, D	8.32%	16.86%	16.16%	8.14%	13.92%	36.63%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.31%	1.35%	1.37%	1.39%	1.45%
Expenses net of fee waivers, if any	1.29% A	1.31%	1.35%	1.37%	1.39%	1.45%
Expenses net of all reductions	1.29% A	1.30%	1.35%	1.37%	1.39%	1.45%
Net investment income (loss)	2.76% A,H	2.02%	2.34%	2.52%	2.16% I	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,854	$ 174,568	$ 123,395	$ 78,994	$ 59,931	$ 60,134
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.97%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Income from Investment Operations
Net investment income (loss) E	.15 H	.19	.21	.21	.16 I	.17
Net realized and unrealized gain (loss)	.95	1.77	1.45	.55	1.05	2.25
Total from investment operations	1.10	1.96	1.66	.76	1.21	2.42
Distributions from net investment income	(.13)	(.18)	(.19)	(.21)	(.11)	(.17)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.33)	(.18)	(.19)	(.21)	(.11)	(.17)
Net asset value, end of period	$ 14.77	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Total Return B, C, D	8.06%	16.13%	15.51%	7.48%	13.31%	36.06%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86% A	1.89%	1.91%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.89%	1.91%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.86% A	1.89%	1.91%	1.92%	1.94%	1.98%
Net investment income (loss)	2.18% A,H	1.44%	1.78%	1.97%	1.60% I	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,924	$ 11,912	$ 13,962	$ 12,754	$ 15,442	$ 16,098
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Income from Investment Operations
Net investment income (loss) E	.16 H	.20	.22	.22	.16 I	.18
Net realized and unrealized gain (loss)	.94	1.77	1.44	.55	1.05	2.25
Total from investment operations	1.10	1.97	1.66	.77	1.21	2.43
Distributions from net investment income	(.15)	(.20)	(.21)	(.23)	(.11)	(.17)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.34) K	(.20)	(.21)	(.23)	(.11)	(.17)
Net asset value, end of period	$ 14.73	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Total Return B, C, D	8.09%	16.31%	15.54%	7.54%	13.33%	36.15%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79%A	1.81%	1.84%	1.88%	1.91%	1.96%
Expenses net of fee waivers, if any	1.79%A	1.81%	1.84%	1.88%	1.91%	1.96%
Expenses net of all reductions	1.79%A	1.80%	1.84%	1.87%	1.91%	1.96%
Net investment income (loss)	2.26% A,H	1.53%	1.85%	2.02%	1.63% I	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,192	$ 253,825	$ 140,428	$ 59,464	$ 39,889	$ 39,920
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.23 G	.34	.34	.33	.27 H	.26
Net realized and unrealized gain (loss)	.95	1.78	1.45	.56	1.05	2.25
Total from investment operations	1.18	2.12	1.79	.89	1.32	2.51
Distributions from net investment income	(.22)	(.33)	(.31)	(.34)	(.21)	(.25)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.41) J	(.33)	(.31)	(.34)	(.21)	(.25)
Net asset value, end of period	$ 14.86	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Total ReturnB, C	8.63%	17.48%	16.77%	8.69%	14.57%	37.37%
Ratios to Average Net Assets E, I
Expenses before reductions	.75% A	.77%	.81%	.84%	.86%	.93%
Expenses net of fee waivers, if any	.75% A	.77%	.81%	.84%	.86%	.93%
Expenses net of all reductions	.75% A	.76%	.80%	.84%	.86%	.92%
Net investment income (loss)	3.30% A,G	2.56%	2.89%	3.06%	2.68% H	3.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,680,870	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401
Portfolio turnover rate F	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Income from Investment Operations
Net investment income (loss) D	.23 G	.34	.34	.33	.27 H	.25
Net realized and unrealized gain (loss)	.95	1.78	1.46	.55	1.06	2.26
Total from investment operations	1.18	2.12	1.80	.88	1.33	2.51
Distributions from net investment income	(.22)	(.33)	(.32)	(.34)	(.22)	(.25)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.41) J	(.33)	(.32)	(.34)	(.22)	(.25)
Net asset value, end of period	$ 14.84	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Total Return B, C	8.65%	17.50%	16.83%	8.61%	14.61%	37.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	.78%	.81%	.83%	.83%	.91%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.83%	.83%	.91%
Expenses net of all reductions	.76% A	.77%	.81%	.82%	.83%	.91%
Net investment income (loss)	3.28% A,G	2.55%	2.88%	3.07%	2.71% H	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,657	$ 245,756	$ 153,453	$ 32,356	$ 19,705	$ 16,397
Portfolio turnover rate F	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 612,532,854
Gross unrealized depreciation	(33,356,931)
Net unrealized appreciation (depreciation) on securities and other investments	$ 579,175,923

Tax cost	$ 3,481,856,744

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $906,328,580 and $969,620,135, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 683,486	$ 28,671
Class T	.25%	.25%	450,994	3,360
Class B	.75%	.25%	55,217	41,540
Class C	.75%	.25%	1,347,229	347,168
			$ 2,536,926	$ 420,739

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 128,466
Class T	30,544
Class B*	2,837
Class C*	20,520
$ 182,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 517,676.19
Class T	178,920.20
Class B	14,958.27
Class C	270,654.20
Strategic Dividend and Income	2,001,864.16
Institutional Class	219,377.17
	$ 3,203,449

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,717 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $974,100. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,219, including $867 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,416 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,695.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 7,514,934	$ 10,120,177
Class T	2,251,260	2,956,049
Class B	106,360	177,929
Class C	2,734,753	3,025,398
Strategic Dividend and Income	38,668,704	63,285,770
Institutional Class	3,781,976	5,329,253
Total	$ 55,057,987	$ 84,894,576
From net realized gain
Class A	$ 7,588,078	$ -
Class T	2,455,330	-
Class B	167,629	-
Class C	3,677,976	-
Strategic Dividend and Income	36,158,268	-
Institutional Class	3,507,804	-
Total	$ 53,555,085	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	5,200,142	18,683,613	$ 73,521,801	$ 249,130,521
Reinvestment of distributions	944,564	624,505	13,088,408	8,184,328
Shares redeemed	(4,315,532)	(10,385,619)	(60,682,739)	(138,868,091)
Net increase (decrease)	1,829,174	8,922,499	$ 25,927,470	$ 118,446,758
Class T
Shares sold	1,988,141	5,180,462	$ 28,138,940	$ 69,025,969
Reinvestment of distributions	315,345	203,617	4,368,149	2,666,035
Shares redeemed	(1,440,081)	(3,012,495)	(20,298,302)	(40,049,362)
Net increase (decrease)	863,405	2,371,584	$ 12,208,787	$ 31,642,642
Class B
Shares sold	33,397	181,589	$ 472,143	$ 2,409,278
Reinvestment of distributions	17,160	11,527	237,340	149,790
Shares redeemed	(229,367)	(485,149)	(3,252,144)	(6,427,856)
Net increase (decrease)	(178,810)	(292,033)	$ (2,542,661)	$ (3,868,788)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class C
Shares sold	3,145,979	9,216,026	$ 44,378,229	$ 122,907,375
Reinvestment of distributions	404,081	191,317	5,578,977	2,508,939
Shares redeemed	(1,610,773)	(2,743,169)	(22,634,474)	(36,568,038)
Net increase (decrease)	1,939,287	6,664,174	$ 27,322,732	$ 88,848,276
Strategic Dividend and Income
Shares sold	18,278,241	84,308,226	$ 259,875,759	$ 1,117,201,514
Reinvestment of distributions	4,878,769	4,395,083	67,841,795	57,704,962
Shares redeemed	(26,012,596)	(83,529,229)	(366,589,932)	(1,123,575,306)
Net increase (decrease)	(2,855,586)	5,174,080	$ (38,872,378)	$ 51,331,170
Institutional Class
Shares sold	2,831,185	11,198,221	$ 40,149,168	$ 148,858,109
Reinvestment of distributions	331,674	250,170	4,606,619	3,295,370
Shares redeemed	(2,727,514)	(6,472,819)	(38,474,740)	(87,398,625)
Net increase (decrease)	435,345	4,975,572	$ 6,281,047	$ 64,754,854

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDI-USAN-0714
1.802528.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.03%
Actual		$ 1,000.00	$ 1,085.30	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,083.20	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.86%
Actual		$ 1,000.00	$ 1,080.60	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,080.90	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Dividend and Income	.75%
Actual		$ 1,000.00	$ 1,086.30	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,086.50	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	3.3
Microsoft Corp.	3.0	3.0
Chevron Corp.	2.7	2.9
Johnson & Johnson	2.6	2.1
Procter & Gamble Co.	2.1	2.3
Exxon Mobil Corp.	1.9	1.8
Merck & Co., Inc.	1.8	1.4
Simon Property Group, Inc.	1.7	1.6
Cisco Systems, Inc.	1.7	1.6
The Coca-Cola Co.	1.4	1.4
	21.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.7	31.4
Information Technology	13.0	13.5
Health Care	10.6	12.6
Energy	8.7	9.3
Consumer Staples	8.1	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Common Stocks 65.3%		Common Stocks 66.9%
	Preferred Stocks 10.4%		Preferred Stocks 9.2%
	Convertible Bonds 9.9%		Convertible Bonds 10.6%
	Other Investments 10.9%		Other Investments 10.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	5.5%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.5%
		Principal Amount (e)	Value
Convertible Bonds - 9.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,870,000	$ 7,404,084
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		2,810,000	3,029,531
Household Durables - 0.4%
Lennar Corp. 3.25% 11/15/21 (g)		3,430,000	6,210,444
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,461,122
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,301,563
			17,973,129
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23 (g)		2,800,000	2,703,680
3.5% 1/15/31		6,957,441	6,441,837
Live Nation Entertainment, Inc. 2.5% 5/15/19 (g)		1,500,000	1,565,700
			10,711,217
TOTAL CONSUMER DISCRETIONARY			39,117,961
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,884,480
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		7,530,000	7,252,143
Peabody Energy Corp. 4.75% 12/15/41		5,662,000	4,405,744
Ship Finance International Ltd. 3.25% 2/1/18		10,450,000	11,688,325
			43,230,692
FINANCIALS - 0.7%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	7,145,238
Insurance - 0.3%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,740,000	12,839,112
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	4,042,988
Spirit Realty Capital, Inc. 2.875% 5/15/19		1,400,000	1,415,750
			5,458,738
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		$ 4,340,000	$ 4,618,194
TOTAL FINANCIALS			30,061,282
HEALTH CARE - 1.8%
Biotechnology - 0.8%
Array BioPharma, Inc. 3% 6/1/20		1,220,000	1,180,350
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		2,330,000	2,602,319
1.875% 9/1/20 (g)		2,300,000	2,577,438
Gilead Sciences, Inc. 1.625% 5/1/16		3,150,000	11,238,935
InterMune, Inc. 2.5% 12/15/17		1,260,000	3,890,250
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (g)		1,810,000	2,007,969
Theravance, Inc. 2.125% 1/15/23		8,540,000	10,194,625
			33,691,886
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		4,480,000	7,937,664
Health Care Providers & Services - 0.7%
HealthSouth Corp. 2% 12/1/43		15,369,000	16,596,983
Molina Healthcare, Inc. 1.125% 1/15/20		6,880,000	8,561,300
WellPoint, Inc. 2.75% 10/15/42		2,950,000	4,579,875
			29,738,158
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	1,541,925
TOTAL HEALTH CARE			72,909,633
INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. 4.5% 3/1/19 (g)		3,160,000	3,270,284
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 7/1/14		6,230,000	7,359,188
Construction & Engineering - 0.4%
Layne Christensen Co. 4.25% 11/15/18 (g)		5,000,000	4,844,765
MasTec, Inc. 4.25% 12/15/14		4,390,000	10,242,419
			15,087,184
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		$ 5,830,000	$ 5,968,754
TOTAL INDUSTRIALS			31,685,410
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,556,950
InterDigital, Inc. 2.5% 3/15/16		17,860,000	18,574,400
Liberty Interactive LLC 0.75% 3/30/43		7,180,000	9,369,900
			31,501,250
Internet Software & Services - 0.2%
Blucora, Inc. 4.25% 4/1/19 (g)		2,900,000	3,204,500
WebMD Health Corp. 1.5% 12/1/20 (g)		6,160,000	6,441,512
			9,646,012
Semiconductors & Semiconductor Equipment - 1.2%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		9,940,000	9,654,722
GT Advanced Technologies, Inc.:
3% 10/1/17		4,845,000	11,098,078
3% 12/15/20		6,840,000	11,123,892
Intel Corp. 3.25% 8/1/39		11,470,000	16,330,986
			48,207,678
Software - 0.8%
Nuance Communications, Inc. 2.75% 11/1/31		15,090,000	15,146,588
TiVo, Inc. 4% 3/15/16 (g)		14,760,000	18,597,600
			33,744,188
TOTAL INFORMATION TECHNOLOGY			123,099,128
MATERIALS - 1.1%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20		1,770,000	2,142,806
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		16,750,000	17,126,875
Metals & Mining - 0.6%
Goldcorp, Inc. 2% 8/1/14		9,200,000	9,218,400
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Horsehead Holding Corp. 3.8% 7/1/17		$ 1,560,000	$ 2,024,412
Newmont Mining Corp. 1.25% 7/15/14		11,130,000	11,130,000
			22,372,812
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		1,330,000	1,981,700
TOTAL MATERIALS			43,624,193
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,373,125
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (g)		9,960,000	11,121,934
TOTAL CONVERTIBLE BONDS			401,223,358
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,376,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,333,500
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,977,200
5.75% 1/15/24		2,570,000	2,643,888
7.25% 10/30/17		8,000,000	8,470,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,809,000
Clear Channel Communications, Inc. 4.9% 5/15/15		4,725,000	4,921,088
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,002,400
			34,823,576
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.75% 2/15/18		$ 3,200,000	$ 2,888,000
6.375% 10/15/36		3,500,000	2,765,000
7.4% 4/1/37		3,000,000	2,482,500
			8,135,500
TOTAL CONSUMER DISCRETIONARY			47,668,576
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	12,889,800
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,103,100
			16,992,900
Food Products - 0.0%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		645,000	698,213
TOTAL CONSUMER STAPLES			17,691,113
FINANCIALS - 4.2%
Banks - 2.0%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	12,548,109
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,695,738
Corestates Capital II 0.8765% 1/15/27 (g)(j)		3,000,000	2,580,000
Corestates Capital III 0.7939% 2/15/27 (g)(j)		3,960,000	3,405,600
First Maryland Capital I 1.2265% 1/15/27 (j)		2,500,000	2,262,500
First Maryland Capital II 1.0754% 2/1/27 (j)		4,100,000	3,710,500
JPMorgan Chase Capital XXI 1.1734% 1/15/87 (j)		12,500,000	10,281,250
PNC Capital Trust C 0.8061% 6/1/28 (j)		9,000,000	7,695,000
Wachovia Capital Trust II 0.7265% 1/15/27 (j)		32,014,000	27,532,040
Wells Fargo Capital II 0.7249% 1/30/27 (j)		5,930,000	5,099,800
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			81,201,662
Capital Markets - 0.3%
Chase Capital II 0.7254% 2/1/27 (j)		7,900,000	6,853,250
Chase Capital Trust VI 0.8504% 8/1/28 (j)		5,000,000	4,337,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXIII 1.2239% 5/15/47 (j)		$ 2,500,000	$ 1,975,000
Lehman Brothers Holdings, Inc. 1.0599% (d)(j)		1,000,000	0
			13,165,750
Consumer Finance - 0.4%
Ally Financial, Inc.:
3.5% 1/27/19		1,165,000	1,173,738
4.75% 9/10/18		6,000,000	6,375,000
American Express Co. 6.8% 9/1/66 (j)		2,500,000	2,759,375
GMAC LLC 8% 11/1/31		3,900,000	4,870,125
			15,178,238
Diversified Financial Services - 1.5%
Central Fidelity Capital Trust I 1.2265% 4/15/27 (j)		2,500,000	2,150,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,410,625
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	807,919
Goldman Sachs Capital II 4% (h)(j)		7,653,000	6,160,665
ILFC E-Capital Trust I 5.21% 12/21/65 (g)(j)		33,530,000	32,691,750
JPMorgan Chase Capital XIII 1.1836% 9/30/34 (j)		2,750,000	2,358,125
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (j)		4,300,000	4,074,250
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		2,570,000	2,706,210
			58,359,544
TOTAL FINANCIALS			167,905,194
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,284,075
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24 (g)(i)		4,310,000	4,374,650
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		1,912,000	1,950,240
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,200,313
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		$ 705,000	$ 853,931
8.625% 9/15/15		5,000,000	5,450,500
8.875% 9/1/17		3,000,000	3,570,000
			9,874,431
TOTAL INDUSTRIALS			19,399,634
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	4,989,925
Technology Hardware, Storage & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		1,000,000	812,500
6.5% 4/15/38		4,440,000	3,996,000
			4,808,500
TOTAL INFORMATION TECHNOLOGY			9,798,425
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		3,890,000	3,987,250
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. 6.75% 12/1/23		4,000,000	4,360,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	9,445,375
8.75% 3/15/32		3,000,000	3,472,500
			17,277,875
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,930,275
Sprint Communications, Inc.:
6% 12/1/16		4,660,000	5,090,584
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Communications, Inc.: - continued
7% 8/15/20		$ 1,500,000	$ 1,653,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	614,250
			10,288,859
TOTAL TELECOMMUNICATION SERVICES			27,566,734
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (j)		7,950,000	7,840,688
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	3,105,000
TOTAL UTILITIES			10,945,688
TOTAL NONCONVERTIBLE BONDS			307,246,689
TOTAL CORPORATE BONDS (Cost $650,925,986)			708,470,047
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 3.1%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,132,310
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	71,300	3,709,739
Darden Restaurants, Inc.	48,800	2,445,856
McDonald's Corp.	343,500	34,841,205
Wyndham Worldwide Corp.	60,400	4,465,372
		45,462,172
Media - 1.1%
CBS Outdoor Americas, Inc. (f)	74,100	2,406,027
Comcast Corp. Class A	459,900	24,006,780
Sinclair Broadcast Group, Inc. Class A	164,600	4,868,868
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	103,400	$ 7,220,422
Viacom, Inc. Class B (non-vtg.)	71,000	6,058,430
		44,560,527
Multiline Retail - 0.4%
Target Corp.	270,600	15,359,256
Specialty Retail - 0.2%
DSW, Inc. Class A	120,300	3,013,515
H&M Hennes & Mauritz AB (B Shares)	133,000	5,620,502
		8,634,017
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	66,200	4,171,924
TOTAL CONSUMER DISCRETIONARY		125,320,206
CONSUMER STAPLES - 7.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	77,700	8,540,784
PepsiCo, Inc.	500,700	44,226,831
SABMiller PLC	72,100	4,001,477
The Coca-Cola Co.	1,342,000	54,901,220
		111,670,312
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	129,300	10,126,776
Walgreen Co.	144,500	10,390,995
		20,517,771
Food Products - 0.2%
Kellogg Co.	142,500	9,829,650
Household Products - 2.1%
Procter & Gamble Co.	1,029,258	83,153,754
Tobacco - 2.0%
Altria Group, Inc.	294,300	12,231,108
British American Tobacco PLC sponsored ADR	115,500	14,005,530
Lorillard, Inc.	152,900	9,505,793
Philip Morris International, Inc.	521,718	46,192,912
		81,935,343
TOTAL CONSUMER STAPLES		307,106,830
Common Stocks - continued
	Shares	Value
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Access Midstream Partners LP	137,300	$ 8,648,527
Canadian Natural Resources Ltd.	170,600	6,943,261
Cheniere Energy, Inc. (a)	52,300	3,562,153
Chevron Corp.	880,700	108,141,153
ConocoPhillips Co.	615,400	49,195,076
El Paso Pipeline Partners LP	97,200	3,328,128
Enterprise Products Partners LP	44,300	3,314,526
EQT Midstream Partners LP	38,700	3,178,818
Exxon Mobil Corp.	746,200	75,015,486
Imperial Oil Ltd.	85,800	4,224,718
Markwest Energy Partners LP	98,700	6,114,465
MPLX LP	79,600	4,549,936
Phillips 66 Partners LP	68,005	4,117,703
PrairieSky Royalty Ltd.	27,400	916,029
QEP Midstream Partners LP	87,100	2,106,078
Scorpio Tankers, Inc.	39,700	360,079
Targa Resources Corp.	62,800	7,219,488
Tesoro Logistics LP	31,500	2,195,550
Valero Energy Partners LP	50,500	2,243,715
Western Gas Partners LP	25,000	1,799,750
		297,174,639
FINANCIALS - 19.9%
Banks - 1.7%
Bank of America Corp.	185,100	2,802,414
Commerce Bancshares, Inc.	79,058	3,431,908
JPMorgan Chase & Co.	152,000	8,446,640
M&T Bank Corp. (f)	103,300	12,537,521
National Penn Bancshares, Inc.	341,600	3,511,648
PNC Financial Services Group, Inc.	110,400	9,413,808
Svenska Handelsbanken AB (A Shares)	120,100	6,103,707
U.S. Bancorp	351,500	14,829,785
Wells Fargo & Co.	163,200	8,287,296
		69,364,727
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	7,932	1,495,975
Apollo Investment Corp.	99,400	832,972
BlackRock, Inc. Class A	64,700	19,727,030
Carlyle Group LP	256,300	7,937,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	572,900	$ 13,022,017
The Blackstone Group LP	343,700	10,682,196
		53,697,801
Consumer Finance - 0.1%
Capital One Financial Corp.	57,200	4,512,508
Insurance - 1.5%
ACE Ltd.	69,000	7,155,990
Arthur J. Gallagher & Co.	167,100	7,658,193
esure Group PLC	482,600	2,151,765
MetLife, Inc.	394,700	20,102,071
The Travelers Companies, Inc.	188,900	17,652,705
Zurich Insurance Group AG	19,380	5,815,082
		60,535,806
Real Estate Investment Trusts - 15.1%
Alexandria Real Estate Equities, Inc.	277,744	21,133,541
Ashford Hospitality Prime, Inc.	20,200	329,260
AvalonBay Communities, Inc.	48,340	6,856,546
Boston Properties, Inc.	270,696	32,667,593
Cedar Shopping Centers, Inc.	606,659	3,724,886
Corrections Corp. of America	174,554	5,678,242
Cousins Properties, Inc.	919,040	11,028,480
DCT Industrial Trust, Inc.	158,400	1,254,528
Digital Realty Trust, Inc. (f)	267,800	15,398,500
Douglas Emmett, Inc.	128,400	3,645,276
DuPont Fabros Technology, Inc.	8,072	206,401
Equity Lifestyle Properties, Inc.	146,107	6,390,720
Equity One, Inc.	412,048	9,460,622
Equity Residential (SBI)	160,715	9,932,187
Essex Property Trust, Inc.	146,992	26,599,672
Excel Trust, Inc.	108,377	1,430,576
Extra Space Storage, Inc.	6,000	314,100
Federal Realty Investment Trust (SBI)	164,808	19,697,852
FelCor Lodging Trust, Inc.	1,294,652	12,739,376
Glimcher Realty Trust	187,538	2,066,669
HCP, Inc.	525,739	21,949,603
Health Care REIT, Inc.	117,396	7,422,949
Host Hotels & Resorts, Inc.	679,697	15,000,913
Kilroy Realty Corp.	83,582	5,063,398
Kite Realty Group Trust	97,334	604,444
LaSalle Hotel Properties (SBI)	463,713	15,297,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	498,500	$ 5,657,975
Liberty Property Trust (SBI)	339,900	13,157,529
Mack-Cali Realty Corp.	54,800	1,191,900
Mid-America Apartment Communities, Inc.	316,710	22,913,969
National Retail Properties, Inc. (f)	499,862	17,485,173
Piedmont Office Realty Trust, Inc. Class A (f)	852,646	15,876,269
Post Properties, Inc.	326,100	16,680,015
Prologis, Inc.	543,310	22,552,798
Public Storage	206,699	35,630,774
Sabra Health Care REIT, Inc.	47,843	1,400,843
Senior Housing Properties Trust (SBI)	428,500	10,275,430
Simon Property Group, Inc.	404,315	67,302,275
SL Green Realty Corp.	222,573	24,369,518
Spirit Realty Capital, Inc.	272,900	3,081,041
Sun Communities, Inc.	87,882	4,255,246
Taubman Centers, Inc.	253,000	18,949,700
Terreno Realty Corp.	191,900	3,722,860
UDR, Inc.	273,700	7,532,224
Ventas, Inc.	467,139	31,204,885
Vornado Realty Trust	50,714	5,430,455
Washington Prime Group, Inc. (a)	202,757	4,032,837
Weyerhaeuser Co.	188,847	5,933,573
WP Carey, Inc.	195,600	12,447,984
		606,979,499
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	333,840	6,352,975
TOTAL FINANCIALS		801,443,316
HEALTH CARE - 8.2%
Biotechnology - 0.3%
Amgen, Inc.	121,300	14,069,587
Pharmaceuticals - 7.9%
AbbVie, Inc.	421,000	22,872,930
Bristol-Myers Squibb Co.	423,900	21,084,786
Eli Lilly & Co.	359,500	21,519,670
Johnson & Johnson	1,017,144	103,199,430
Merck & Co., Inc.	1,254,990	72,613,721
Novartis AG	114,072	10,263,534
Pfizer, Inc.	1,505,700	44,613,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	50,660	$ 14,932,159
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,190,074
		317,290,195
TOTAL HEALTH CARE		331,359,782
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	111,900	10,423,485
United Technologies Corp.	101,800	11,831,196
		22,254,681
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	79,000	2,412,660
Republic Services, Inc.	106,300	3,763,020
		6,175,680
Electrical Equipment - 0.4%
Eaton Corp. PLC	207,100	15,261,199
Industrial Conglomerates - 1.1%
3M Co.	152,800	21,781,640
General Electric Co.	586,753	15,719,113
Siemens AG	67,472	8,967,379
		46,468,132
Machinery - 0.4%
Caterpillar, Inc.	69,600	7,115,208
Cummins, Inc.	58,800	8,992,284
		16,107,492
Professional Services - 0.2%
SGS SA (Reg.)	2,520	6,317,588
Road & Rail - 0.2%
CSX Corp.	341,200	10,031,280
TOTAL INDUSTRIALS		122,616,052
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,719,200	66,946,704
IT Services - 0.8%
Automatic Data Processing, Inc.	104,600	8,334,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	159,500	$ 8,636,925
Paychex, Inc.	378,400	15,556,024
		32,527,477
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	1,138,500	31,103,820
Software - 3.0%
Microsoft Corp.	3,000,700	122,848,658
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	195,400	123,688,190
EMC Corp.	571,258	15,172,612
		138,860,802
TOTAL INFORMATION TECHNOLOGY		392,287,461
MATERIALS - 1.5%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	343,900	23,835,709
LyondellBasell Industries NV Class A	163,600	16,289,652
Potash Corp. of Saskatchewan, Inc. (f)	66,400	2,409,702
The Dow Chemical Co.	157,800	8,224,536
		50,759,599
Metals & Mining - 0.1%
SunCoke Energy Partners LP	101,410	2,905,397
Paper & Forest Products - 0.1%
International Paper Co.	131,700	6,272,871
TOTAL MATERIALS		59,937,867
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	588,000	20,856,360
Verizon Communications, Inc.	396,935	19,830,873
		40,687,233
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	4,121,000	14,448,439
TOTAL TELECOMMUNICATION SERVICES		55,135,672
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	230,400	$ 12,291,840
Cleco Corp.	93,200	4,849,196
IDACORP, Inc.	295,200	16,185,816
NextEra Energy, Inc.	250,000	24,340,000
Pinnacle West Capital Corp.	181,000	10,031,020
PPL Corp.	176,536	6,194,648
Southern Co.	183,900	8,051,142
Xcel Energy, Inc.	391,900	12,054,844
		93,998,506
Gas Utilities - 0.2%
Atmos Energy Corp.	137,400	6,883,740
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	187,400	5,687,590
Multi-Utilities - 0.9%
CMS Energy Corp.	348,700	10,373,825
NiSource, Inc.	218,500	8,165,345
Sempra Energy	173,300	17,390,655
		35,929,825
TOTAL UTILITIES		142,499,661
TOTAL COMMON STOCKS (Cost $2,158,659,229)		2,634,881,486
Preferred Stocks - 10.4%

Convertible Preferred Stocks - 3.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	26,100	2,761,119
FINANCIALS - 1.7%
Banks - 0.7%
Bank of America Corp. Series L, 7.25%	2,354	2,801,401
Wells Fargo & Co. 7.50%	21,809	26,868,688
		29,670,089
Real Estate Investment Trusts - 0.8%
American Tower Corp. Series A, 5.25% (a)	38,100	4,077,081
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Crown Castle International Corp. Series A, 4.50%	150,500	$ 15,655,010
Weyerhaeuser Co. Series A, 6.375%	199,100	11,666,026
		31,398,117
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	310,000	7,334,600
TOTAL FINANCIALS		68,402,806
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,607,094
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	91,200	6,000,960
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	88,400	4,638,348
UTILITIES - 1.5%
Electric Utilities - 0.6%
NextEra Energy, Inc.:
5.779%	189,000	10,693,620
5.889%	186,100	11,621,945
		22,315,565
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. 2.00% ZENS	316,100	17,229,031
Dominion Resources, Inc.:
Series A, 6.125%	177,300	10,157,517
Series B, 6.00%	177,400	10,227,110
		37,613,658
TOTAL UTILITIES		59,929,223
TOTAL CONVERTIBLE PREFERRED STOCKS		150,339,550
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 6.7%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	$ 4,863,600
FINANCIALS - 4.9%
Banks - 0.8%
BB&T Corp. Series E, 5.625%	125,000	2,925,000
Citigroup, Inc. Series C, 5.80%	300,000	7,239,000
SunTrust Banks, Inc. Series E, 5.875%	420,000	10,004,400
U.S. Bancorp:
Series A, 3.50%	11,890	10,011,380
Series H, 5.15%	40,000	926,000
		31,105,780
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,552,212
Series K, 6.375% (a)	80,000	2,073,600
Morgan Stanley 6.875%	200,000	5,470,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,554,600
		12,650,412
Consumer Finance - 1.6%
Ally Financial, Inc.:
7.00% (g)	46,758	47,155,443
Series A, 8.50%	477,300	13,202,118
Discover Financial Services Series B, 6.50%	200,000	5,024,000
		65,381,561
Diversified Financial Services - 0.7%
GMAC Capital Trust I Series 2, 8.125%	900,698	24,426,930
JPMorgan Chase Capital XXIX 6.70%	155,000	4,045,500
		28,472,430
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,824,950
Real Estate Investment Trusts - 1.4%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,339,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,127,600
Health Care REIT, Inc. Series J, 6.50%	12,000	311,040
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,283,084
Series C, 6.875%	50,000	1,280,000
Hospitality Properties Trust Series D, 7.125%	60,000	1,567,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. Series K, 5.625%	120,000	$ 2,794,800
Public Storage:
Series Q, 6.50%	125,000	3,306,250
Series S, 5.90%	100,000	2,513,000
Series T, 5.75%	74,000	1,823,360
Series V, 5.375%	250,000	5,752,500
Series W, 5.20%	150,000	3,375,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,170,400
SL Green Realty Corp. Series I, 6.50%	60,000	1,497,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,037,758
Vornado Realty Trust Series L, 5.40%	230,000	5,285,400
		56,464,492
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,446,000
TOTAL FINANCIALS		198,345,625
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,114,000
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp.:
6.125%	259,452	6,037,448
7.375%	70,000	1,839,600
Verizon Communications, Inc. 5.90%	120,828	3,079,906
		10,956,954
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duquesne Light Co. 6.50%	141,050	7,094,815
Gulf Power Co. 5.60%	30,000	2,745,300
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,504,300
Series H, 5.625%	70,000	1,696,800
Series I, 5.125%	377,500	8,297,450
Series J, 5.00%	205,000	4,397,250
SCE Trust I 5.625%	409,500	9,815,715
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
SCE Trust II 5.10%	15,000	$ 329,250
Southern California Edison Co.:
5.349%	44,479	4,580,003
Series D, 6.50%	54,900	5,675,288
		51,136,171
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,186
TOTAL UTILITIES		51,154,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS		268,434,536
TOTAL PREFERRED STOCKS (Cost $381,255,975)		418,774,086
Bank Loan Obligations - 1.0%
		Principal Amount (e)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Floatel International Ltd. Tranche B, term loan 5/23/20 (k)		$ 295,000	296,106
Oil, Gas & Consumable Fuels - 0.1%
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (j)		3,116,308	3,116,308
TOTAL ENERGY			3,412,414
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9836% 5/1/18 (j)		16,213,525	16,234,603
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (j)		65,000	66,300
			16,300,903
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (j)		$ 5,467,451	$ 5,385,440
UTILITIES - 0.4%
Electric Utilities - 0.4%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)		14,397,217	14,433,210
TOTAL BANK LOAN OBLIGATIONS (Cost $39,622,308)			39,531,967
Preferred Securities - 2.3%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)		975,000	1,034,043
FINANCIALS - 2.3%
Banks - 1.2%
JPMorgan Chase & Co.:
5.15% (h)(j)		15,000,000	14,390,075
6.75% (h)(j)		10,000,000	11,040,632
7.9% (h)(j)		6,250,000	7,090,044
PNC Preferred Funding Trust I 1.8834% (g)(h)(j)		3,450,000	3,222,578
SunTrust Preferred Capital I 4% 12/15/49 (j)		6,866,000	5,552,305
USB Capital IX 3.5% (h)(j)		8,625,000	7,413,786
			48,709,420
Diversified Financial Services - 1.1%
Baggot Securities Ltd. 10.24% (g)(h)	EUR	1,530,000	2,339,339
General Electric Capital Corp.:
5.25% (h)(j)		5,000,000	5,121,154
7.125% (h)(j)		10,000,000	12,128,846
Goldman Sachs Capital III 4% (h)(j)		18,715,000	15,158,943
Wachovia Capital Trust III 5.5698% (h)(j)		8,091,000	7,986,366
			42,734,648
TOTAL FINANCIALS			91,444,068
TOTAL PREFERRED SECURITIES (Cost $85,620,063)			92,478,111
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	135,724,745	$ 135,724,745
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,172,225	31,172,225
TOTAL MONEY MARKET FUNDS (Cost $166,896,970)		166,896,970
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,482,980,531)		4,061,032,667
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,311,794)
NET ASSETS - 100%		$ 4,035,720,873
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,202,299 or 6.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,669
Fidelity Securities Lending Cash Central Fund	68,219
Total	$ 112,888
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,320,206	$ 125,320,206	$ -	$ -
Consumer Staples	309,867,949	309,867,949	-	-
Energy	302,038,239	302,038,239	-	-
Financials	1,068,191,747	986,380,668	81,811,079	-
Health Care	339,966,876	314,771,183	25,195,693	-
Industrials	131,731,012	122,763,633	8,967,379	-
Information Technology	392,287,461	392,287,461	-	-
Materials	59,937,867	59,937,867	-	-
Telecommunication Services	70,730,974	56,282,535	14,448,439	-
Utilities	253,583,241	211,962,162	41,621,079	-
Corporate Bonds	708,470,047	-	708,470,047	-
Bank Loan Obligations	39,531,967	-	39,531,967	-
Preferred Securities	92,478,111	-	92,478,111	-
Money Market Funds	166,896,970	166,896,970	-	-
Total Investments in Securities:	$ 4,061,032,667	$ 3,048,508,873	$ 1,012,523,794	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.2%
BBB	4.4%
BB	4.4%
B	4.6%
CCC,CC,C	1.3%
Not Rated	4.9%
Other Investments	75.7%
Short-Term Investments and Net Other Assets	3.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,388,215) - See accompanying schedule: Unaffiliated issuers (cost $3,316,083,561)	$ 3,894,135,697
Fidelity Central Funds (cost $166,896,970)	166,896,970
Total Investments (cost $3,482,980,531)		$ 4,061,032,667
Cash		1,281,228
Receivable for investments sold, regular delivery		43,566,700
Receivable for fund shares sold		5,002,032
Dividends receivable		8,305,477
Interest receivable		7,126,780
Distributions receivable from Fidelity Central Funds		34,367
Prepaid expenses		2,165
Receivable from investment adviser for expense reductions		414
Other receivables		617,735
Total assets		4,126,969,565

Liabilities
Payable for investments purchased Regular delivery	$ 48,254,021
Delayed delivery	4,341,106
Payable for fund shares redeemed	4,523,490
Accrued management fee	1,818,964
Distribution and service plan fees payable	449,694
Other affiliated payables	629,146
Other payables and accrued expenses	60,046
Collateral on securities loaned, at value	31,172,225
Total liabilities		91,248,692

Net Assets		$ 4,035,720,873
Net Assets consist of:
Paid in capital		$ 3,337,314,171
Undistributed net investment income		23,354,608
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,002,883
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		578,049,211
Net Assets		$ 4,035,720,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,223,780 ÷ 39,642,618 shares)	$ 14.79

Maximum offering price per share (100/94.25 of $14.79)	$ 15.69
Class T: Net Asset Value and redemption price per share ($196,853,586 ÷ 13,317,867 shares)	$ 14.78

Maximum offering price per share (100/96.50 of $14.78)	$ 15.32
Class B: Net Asset Value and offering price per share ($9,924,199 ÷ 671,768 shares)A	$ 14.77

Class C: Net Asset Value and offering price per share ($296,192,179 ÷ 20,110,348 shares)A	$ 14.73

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,680,870,300 ÷ 180,385,333 shares)	$ 14.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($265,656,829 ÷ 17,907,078 shares)	$ 14.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 47,929,526
Special dividends		14,974,415
Interest		14,066,847
Income from Fidelity Central Funds		112,888
Total income		77,083,676

Expenses
Management fee	$ 10,487,829
Transfer agent fees	3,203,449
Distribution and service plan fees	2,536,926
Accounting and security lending fees	517,846
Custodian fees and expenses	41,293
Independent trustees' compensation	7,273
Registration fees	151,551
Audit	47,997
Legal	6,501
Miscellaneous	12,770
Total expenses before reductions	17,013,435
Expense reductions	(46,111)	16,967,324
Net investment income (loss)		60,116,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,553,871
Foreign currency transactions	11,598
Total net realized gain (loss)		106,565,469
Change in net unrealized appreciation (depreciation) on: Investment securities	149,354,923
Assets and liabilities in foreign currencies	(11,453)
Total change in net unrealized appreciation (depreciation)		149,343,470
Net gain (loss)		255,908,939
Net increase (decrease) in net assets resulting from operations		$ 316,025,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,116,352	$ 89,383,939
Net realized gain (loss)	106,565,469	225,199,175
Change in net unrealized appreciation (depreciation)	149,343,470	242,088,127
Net increase (decrease) in net assets resulting from operations	316,025,291	556,671,241
Distributions to shareholders from net investment income	(55,057,987)	(84,894,576)
Distributions to shareholders from net realized gain	(53,555,085)	-
Total distributions	(108,613,072)	(84,894,576)
Share transactions - net increase (decrease)	30,324,997	351,154,912
Total increase (decrease) in net assets	237,737,216	822,931,577

Net Assets
Beginning of period	3,797,983,657	2,975,052,080
End of period (including undistributed net investment income of $23,354,608 and undistributed net investment income of $18,296,243, respectively)	$ 4,035,720,873	$ 3,797,983,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.21 H	.31	.31	.30	.23 I	.23
Net realized and unrealized gain (loss)	.96	1.77	1.45	.55	1.05	2.25
Total from investment operations	1.17	2.08	1.76	.85	1.28	2.48
Distributions from net investment income	(.20)	(.30)	(.29)	(.31)	(.18)	(.22)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.40)	(.30)	(.29)	(.31)	(.18)	(.22)
Net asset value, end of period	$ 14.79	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Total Return B, C, D	8.53%	17.17%	16.47%	8.30%	14.16%	37.12%
Ratios to Average Net Assets F, J
Expenses before reductions	1.03% A	1.05%	1.09%	1.14%	1.16%	1.21%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.09%	1.14%	1.16%	1.21%
Expenses net of all reductions	1.03% A	1.04%	1.09%	1.14%	1.16%	1.21%
Net investment income (loss)	3.02% A,H	2.28%	2.60%	2.76%	2.38% I	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,224	$ 530,203	$ 353,726	$ 125,190	$ 77,340	$ 74,580
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.19 H	.27	.28	.27	.21 I	.21
Net realized and unrealized gain (loss)	.95	1.77	1.44	.56	1.05	2.25
Total from investment operations	1.14	2.04	1.72	.83	1.26	2.46
Distributions from net investment income	(.18)	(.26)	(.25)	(.28)	(.16)	(.21)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.38)	(.26)	(.25)	(.28)	(.16)	(.21)
Net asset value, end of period	$ 14.78	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Total ReturnB, C, D	8.32%	16.86%	16.16%	8.14%	13.92%	36.63%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.31%	1.35%	1.37%	1.39%	1.45%
Expenses net of fee waivers, if any	1.29% A	1.31%	1.35%	1.37%	1.39%	1.45%
Expenses net of all reductions	1.29% A	1.30%	1.35%	1.37%	1.39%	1.45%
Net investment income (loss)	2.76% A,H	2.02%	2.34%	2.52%	2.16% I	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,854	$ 174,568	$ 123,395	$ 78,994	$ 59,931	$ 60,134
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.97%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Income from Investment Operations
Net investment income (loss) E	.15 H	.19	.21	.21	.16 I	.17
Net realized and unrealized gain (loss)	.95	1.77	1.45	.55	1.05	2.25
Total from investment operations	1.10	1.96	1.66	.76	1.21	2.42
Distributions from net investment income	(.13)	(.18)	(.19)	(.21)	(.11)	(.17)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.33)	(.18)	(.19)	(.21)	(.11)	(.17)
Net asset value, end of period	$ 14.77	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Total Return B, C, D	8.06%	16.13%	15.51%	7.48%	13.31%	36.06%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86% A	1.89%	1.91%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.89%	1.91%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.86% A	1.89%	1.91%	1.92%	1.94%	1.98%
Net investment income (loss)	2.18% A,H	1.44%	1.78%	1.97%	1.60% I	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,924	$ 11,912	$ 13,962	$ 12,754	$ 15,442	$ 16,098
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Income from Investment Operations
Net investment income (loss) E	.16 H	.20	.22	.22	.16 I	.18
Net realized and unrealized gain (loss)	.94	1.77	1.44	.55	1.05	2.25
Total from investment operations	1.10	1.97	1.66	.77	1.21	2.43
Distributions from net investment income	(.15)	(.20)	(.21)	(.23)	(.11)	(.17)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.34) K	(.20)	(.21)	(.23)	(.11)	(.17)
Net asset value, end of period	$ 14.73	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Total Return B, C, D	8.09%	16.31%	15.54%	7.54%	13.33%	36.15%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79%A	1.81%	1.84%	1.88%	1.91%	1.96%
Expenses net of fee waivers, if any	1.79%A	1.81%	1.84%	1.88%	1.91%	1.96%
Expenses net of all reductions	1.79%A	1.80%	1.84%	1.87%	1.91%	1.96%
Net investment income (loss)	2.26% A,H	1.53%	1.85%	2.02%	1.63% I	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,192	$ 253,825	$ 140,428	$ 59,464	$ 39,889	$ 39,920
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.23 G	.34	.34	.33	.27 H	.26
Net realized and unrealized gain (loss)	.95	1.78	1.45	.56	1.05	2.25
Total from investment operations	1.18	2.12	1.79	.89	1.32	2.51
Distributions from net investment income	(.22)	(.33)	(.31)	(.34)	(.21)	(.25)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.41) J	(.33)	(.31)	(.34)	(.21)	(.25)
Net asset value, end of period	$ 14.86	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Total ReturnB, C	8.63%	17.48%	16.77%	8.69%	14.57%	37.37%
Ratios to Average Net Assets E, I
Expenses before reductions	.75% A	.77%	.81%	.84%	.86%	.93%
Expenses net of fee waivers, if any	.75% A	.77%	.81%	.84%	.86%	.93%
Expenses net of all reductions	.75% A	.76%	.80%	.84%	.86%	.92%
Net investment income (loss)	3.30% A,G	2.56%	2.89%	3.06%	2.68% H	3.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,680,870	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401
Portfolio turnover rate F	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Income from Investment Operations
Net investment income (loss) D	.23 G	.34	.34	.33	.27 H	.25
Net realized and unrealized gain (loss)	.95	1.78	1.46	.55	1.06	2.26
Total from investment operations	1.18	2.12	1.80	.88	1.33	2.51
Distributions from net investment income	(.22)	(.33)	(.32)	(.34)	(.22)	(.25)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.41) J	(.33)	(.32)	(.34)	(.22)	(.25)
Net asset value, end of period	$ 14.84	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Total Return B, C	8.65%	17.50%	16.83%	8.61%	14.61%	37.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	.78%	.81%	.83%	.83%	.91%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.83%	.83%	.91%
Expenses net of all reductions	.76% A	.77%	.81%	.82%	.83%	.91%
Net investment income (loss)	3.28% A,G	2.55%	2.88%	3.07%	2.71% H	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,657	$ 245,756	$ 153,453	$ 32,356	$ 19,705	$ 16,397
Portfolio turnover rate F	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 612,532,854
Gross unrealized depreciation	(33,356,931)
Net unrealized appreciation (depreciation) on securities and other investments	$ 579,175,923

Tax cost	$ 3,481,856,744

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $906,328,580 and $969,620,135, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 683,486	$ 28,671
Class T	.25%	.25%	450,994	3,360
Class B	.75%	.25%	55,217	41,540
Class C	.75%	.25%	1,347,229	347,168
			$ 2,536,926	$ 420,739

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 128,466
Class T	30,544
Class B*	2,837
Class C*	20,520
$ 182,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 517,676.19
Class T	178,920.20
Class B	14,958.27
Class C	270,654.20
Strategic Dividend and Income	2,001,864.16
Institutional Class	219,377.17
	$ 3,203,449

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,717 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $974,100. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,219, including $867 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,416 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,695.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 7,514,934	$ 10,120,177
Class T	2,251,260	2,956,049
Class B	106,360	177,929
Class C	2,734,753	3,025,398
Strategic Dividend and Income	38,668,704	63,285,770
Institutional Class	3,781,976	5,329,253
Total	$ 55,057,987	$ 84,894,576
From net realized gain
Class A	$ 7,588,078	$ -
Class T	2,455,330	-
Class B	167,629	-
Class C	3,677,976	-
Strategic Dividend and Income	36,158,268	-
Institutional Class	3,507,804	-
Total	$ 53,555,085	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	5,200,142	18,683,613	$ 73,521,801	$ 249,130,521
Reinvestment of distributions	944,564	624,505	13,088,408	8,184,328
Shares redeemed	(4,315,532)	(10,385,619)	(60,682,739)	(138,868,091)
Net increase (decrease)	1,829,174	8,922,499	$ 25,927,470	$ 118,446,758
Class T
Shares sold	1,988,141	5,180,462	$ 28,138,940	$ 69,025,969
Reinvestment of distributions	315,345	203,617	4,368,149	2,666,035
Shares redeemed	(1,440,081)	(3,012,495)	(20,298,302)	(40,049,362)
Net increase (decrease)	863,405	2,371,584	$ 12,208,787	$ 31,642,642
Class B
Shares sold	33,397	181,589	$ 472,143	$ 2,409,278
Reinvestment of distributions	17,160	11,527	237,340	149,790
Shares redeemed	(229,367)	(485,149)	(3,252,144)	(6,427,856)
Net increase (decrease)	(178,810)	(292,033)	$ (2,542,661)	$ (3,868,788)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class C
Shares sold	3,145,979	9,216,026	$ 44,378,229	$ 122,907,375
Reinvestment of distributions	404,081	191,317	5,578,977	2,508,939
Shares redeemed	(1,610,773)	(2,743,169)	(22,634,474)	(36,568,038)
Net increase (decrease)	1,939,287	6,664,174	$ 27,322,732	$ 88,848,276
Strategic Dividend and Income
Shares sold	18,278,241	84,308,226	$ 259,875,759	$ 1,117,201,514
Reinvestment of distributions	4,878,769	4,395,083	67,841,795	57,704,962
Shares redeemed	(26,012,596)	(83,529,229)	(366,589,932)	(1,123,575,306)
Net increase (decrease)	(2,855,586)	5,174,080	$ (38,872,378)	$ 51,331,170
Institutional Class
Shares sold	2,831,185	11,198,221	$ 40,149,168	$ 148,858,109
Reinvestment of distributions	331,674	250,170	4,606,619	3,295,370
Shares redeemed	(2,727,514)	(6,472,819)	(38,474,740)	(87,398,625)
Net increase (decrease)	435,345	4,975,572	$ 6,281,047	$ 64,754,854

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDII-USAN-0714
1.802530.110

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	1.03%
Actual		$ 1,000.00	$ 1,085.30	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.29%
Actual		$ 1,000.00	$ 1,083.20	$ 6.70
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.86%
Actual		$ 1,000.00	$ 1,080.60	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.79%
Actual		$ 1,000.00	$ 1,080.90	$ 9.29
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Strategic Dividend and Income	.75%
Actual		$ 1,000.00	$ 1,086.30	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,086.50	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	3.3
Microsoft Corp.	3.0	3.0
Chevron Corp.	2.7	2.9
Johnson & Johnson	2.6	2.1
Procter & Gamble Co.	2.1	2.3
Exxon Mobil Corp.	1.9	1.8
Merck & Co., Inc.	1.8	1.4
Simon Property Group, Inc.	1.7	1.6
Cisco Systems, Inc.	1.7	1.6
The Coca-Cola Co.	1.4	1.4
	21.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.7	31.4
Information Technology	13.0	13.5
Health Care	10.6	12.6
Energy	8.7	9.3
Consumer Staples	8.1	8.8
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Common Stocks 65.3%		Common Stocks 66.9%
	Preferred Stocks 10.4%		Preferred Stocks 9.2%
	Convertible Bonds 9.9%		Convertible Bonds 10.6%
	Other Investments 10.9%		Other Investments 10.9%
	Short-Term Investments and Net Other Assets (Liabilities) 3.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.4%
* Foreign investments	5.5%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.5%
		Principal Amount (e)	Value
Convertible Bonds - 9.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,870,000	$ 7,404,084
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (g)		2,810,000	3,029,531
Household Durables - 0.4%
Lennar Corp. 3.25% 11/15/21 (g)		3,430,000	6,210,444
M/I Homes, Inc. 3% 3/1/18		6,140,000	6,461,122
Standard Pacific Corp. 1.25% 8/1/32		4,350,000	5,301,563
			17,973,129
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23 (g)		2,800,000	2,703,680
3.5% 1/15/31		6,957,441	6,441,837
Live Nation Entertainment, Inc. 2.5% 5/15/19 (g)		1,500,000	1,565,700
			10,711,217
TOTAL CONSUMER DISCRETIONARY			39,117,961
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chesapeake Energy Corp. 2.5% 5/15/37		18,830,000	19,884,480
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		7,530,000	7,252,143
Peabody Energy Corp. 4.75% 12/15/41		5,662,000	4,405,744
Ship Finance International Ltd. 3.25% 2/1/18		10,450,000	11,688,325
			43,230,692
FINANCIALS - 0.7%
Capital Markets - 0.2%
Ares Capital Corp. 5.75% 2/1/16		6,670,000	7,145,238
Insurance - 0.3%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,740,000	12,839,112
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc. 3% 8/1/18		3,930,000	4,042,988
Spirit Realty Capital, Inc. 2.875% 5/15/19		1,400,000	1,415,750
			5,458,738
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Forestar Group, Inc. 3.75% 3/1/20		$ 4,340,000	$ 4,618,194
TOTAL FINANCIALS			30,061,282
HEALTH CARE - 1.8%
Biotechnology - 0.8%
Array BioPharma, Inc. 3% 6/1/20		1,220,000	1,180,350
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (g)		2,330,000	2,602,319
1.875% 9/1/20 (g)		2,300,000	2,577,438
Gilead Sciences, Inc. 1.625% 5/1/16		3,150,000	11,238,935
InterMune, Inc. 2.5% 12/15/17		1,260,000	3,890,250
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (g)		1,810,000	2,007,969
Theravance, Inc. 2.125% 1/15/23		8,540,000	10,194,625
			33,691,886
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		4,480,000	7,937,664
Health Care Providers & Services - 0.7%
HealthSouth Corp. 2% 12/1/43		15,369,000	16,596,983
Molina Healthcare, Inc. 1.125% 1/15/20		6,880,000	8,561,300
WellPoint, Inc. 2.75% 10/15/42		2,950,000	4,579,875
			29,738,158
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. 1.5% 3/15/19 (g)		840,000	1,541,925
TOTAL HEALTH CARE			72,909,633
INDUSTRIALS - 0.8%
Air Freight & Logistics - 0.1%
UTi Worldwide, Inc. 4.5% 3/1/19 (g)		3,160,000	3,270,284
Commercial Services & Supplies - 0.2%
Covanta Holding Corp. 3.25% 7/1/14		6,230,000	7,359,188
Construction & Engineering - 0.4%
Layne Christensen Co. 4.25% 11/15/18 (g)		5,000,000	4,844,765
MasTec, Inc. 4.25% 12/15/14		4,390,000	10,242,419
			15,087,184
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (g)		$ 5,830,000	$ 5,968,754
TOTAL INDUSTRIALS			31,685,410
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.8%
Ciena Corp. 3.75% 10/15/18 (g)		2,760,000	3,556,950
InterDigital, Inc. 2.5% 3/15/16		17,860,000	18,574,400
Liberty Interactive LLC 0.75% 3/30/43		7,180,000	9,369,900
			31,501,250
Internet Software & Services - 0.2%
Blucora, Inc. 4.25% 4/1/19 (g)		2,900,000	3,204,500
WebMD Health Corp. 1.5% 12/1/20 (g)		6,160,000	6,441,512
			9,646,012
Semiconductors & Semiconductor Equipment - 1.2%
Canadian Solar, Inc. 4.25% 2/15/19 (g)		9,940,000	9,654,722
GT Advanced Technologies, Inc.:
3% 10/1/17		4,845,000	11,098,078
3% 12/15/20		6,840,000	11,123,892
Intel Corp. 3.25% 8/1/39		11,470,000	16,330,986
			48,207,678
Software - 0.8%
Nuance Communications, Inc. 2.75% 11/1/31		15,090,000	15,146,588
TiVo, Inc. 4% 3/15/16 (g)		14,760,000	18,597,600
			33,744,188
TOTAL INFORMATION TECHNOLOGY			123,099,128
MATERIALS - 1.1%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20		1,770,000	2,142,806
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)		16,750,000	17,126,875
Metals & Mining - 0.6%
Goldcorp, Inc. 2% 8/1/14		9,200,000	9,218,400
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Horsehead Holding Corp. 3.8% 7/1/17		$ 1,560,000	$ 2,024,412
Newmont Mining Corp. 1.25% 7/15/14		11,130,000	11,130,000
			22,372,812
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15		1,330,000	1,981,700
TOTAL MATERIALS			43,624,193
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		5,500,000	6,373,125
UTILITIES - 0.3%
Electric Utilities - 0.3%
NRG Yield, Inc. 3.5% 2/1/19 (g)		9,960,000	11,121,934
TOTAL CONVERTIBLE BONDS			401,223,358
Nonconvertible Bonds - 7.6%
CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 6.625% 7/15/15		3,200,000	3,376,000
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.75% 3/1/24 (g)		1,270,000	1,333,500
Media - 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 9/30/22		7,840,000	7,977,200
5.75% 1/15/24		2,570,000	2,643,888
7.25% 10/30/17		8,000,000	8,470,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)		2,650,000	2,809,000
Clear Channel Communications, Inc. 4.9% 5/15/15		4,725,000	4,921,088
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (g)		7,145,000	8,002,400
			34,823,576
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.75% 2/15/18		$ 3,200,000	$ 2,888,000
6.375% 10/15/36		3,500,000	2,765,000
7.4% 4/1/37		3,000,000	2,482,500
			8,135,500
TOTAL CONSUMER DISCRETIONARY			47,668,576
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)		11,935,000	12,889,800
Tops Markets LLC 8.875% 12/15/17		3,760,000	4,103,100
			16,992,900
Food Products - 0.0%
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)		645,000	698,213
TOTAL CONSUMER STAPLES			17,691,113
FINANCIALS - 4.2%
Banks - 2.0%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	12,548,109
CIT Group, Inc. 4.75% 2/15/15 (g)		3,610,000	3,695,738
Corestates Capital II 0.8765% 1/15/27 (g)(j)		3,000,000	2,580,000
Corestates Capital III 0.7939% 2/15/27 (g)(j)		3,960,000	3,405,600
First Maryland Capital I 1.2265% 1/15/27 (j)		2,500,000	2,262,500
First Maryland Capital II 1.0754% 2/1/27 (j)		4,100,000	3,710,500
JPMorgan Chase Capital XXI 1.1734% 1/15/87 (j)		12,500,000	10,281,250
PNC Capital Trust C 0.8061% 6/1/28 (j)		9,000,000	7,695,000
Wachovia Capital Trust II 0.7265% 1/15/27 (j)		32,014,000	27,532,040
Wells Fargo Capital II 0.7249% 1/30/27 (j)		5,930,000	5,099,800
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,391,125
			81,201,662
Capital Markets - 0.3%
Chase Capital II 0.7254% 2/1/27 (j)		7,900,000	6,853,250
Chase Capital Trust VI 0.8504% 8/1/28 (j)		5,000,000	4,337,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
JPMorgan Chase Capital XXIII 1.2239% 5/15/47 (j)		$ 2,500,000	$ 1,975,000
Lehman Brothers Holdings, Inc. 1.0599% (d)(j)		1,000,000	0
			13,165,750
Consumer Finance - 0.4%
Ally Financial, Inc.:
3.5% 1/27/19		1,165,000	1,173,738
4.75% 9/10/18		6,000,000	6,375,000
American Express Co. 6.8% 9/1/66 (j)		2,500,000	2,759,375
GMAC LLC 8% 11/1/31		3,900,000	4,870,125
			15,178,238
Diversified Financial Services - 1.5%
Central Fidelity Capital Trust I 1.2265% 4/15/27 (j)		2,500,000	2,150,000
Denali Borrower LLC/Denali Finance Corp. 5.625% 10/15/20 (g)		7,100,000	7,410,625
General Motors Financial Co., Inc. 2.75% 5/15/16		795,000	807,919
Goldman Sachs Capital II 4% (h)(j)		7,653,000	6,160,665
ILFC E-Capital Trust I 5.21% 12/21/65 (g)(j)		33,530,000	32,691,750
JPMorgan Chase Capital XIII 1.1836% 9/30/34 (j)		2,750,000	2,358,125
National Rural Utilities Cooperative Finance Corp. 4.75% 4/30/43 (j)		4,300,000	4,074,250
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		2,570,000	2,706,210
			58,359,544
TOTAL FINANCIALS			167,905,194
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. 5.75% 11/1/24		2,165,000	2,284,075
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24 (g)(i)		4,310,000	4,374,650
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		1,912,000	1,950,240
Construction & Engineering - 0.1%
MasTec, Inc. 4.875% 3/15/23		3,325,000	3,200,313
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.25% 12/15/20		$ 705,000	$ 853,931
8.625% 9/15/15		5,000,000	5,450,500
8.875% 9/1/17		3,000,000	3,570,000
			9,874,431
TOTAL INDUSTRIALS			19,399,634
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
Compiler Finance Sub, Inc. 7% 5/1/21 (g)		5,015,000	4,989,925
Technology Hardware, Storage & Peripherals - 0.1%
Dell, Inc.:
5.4% 9/10/40		1,000,000	812,500
6.5% 4/15/38		4,440,000	3,996,000
			4,808,500
TOTAL INFORMATION TECHNOLOGY			9,798,425
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		3,890,000	3,987,250
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc. 6.75% 12/1/23		4,000,000	4,360,000
Sprint Capital Corp.:
6.875% 11/15/28		9,215,000	9,445,375
8.75% 3/15/32		3,000,000	3,472,500
			17,277,875
Wireless Telecommunication Services - 0.3%
Intelsat Jackson Holdings SA 5.5% 8/1/23 (g)		2,945,000	2,930,275
Sprint Communications, Inc.:
6% 12/1/16		4,660,000	5,090,584
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Communications, Inc.: - continued
7% 8/15/20		$ 1,500,000	$ 1,653,750
T-Mobile U.S.A., Inc. 5.25% 9/1/18		585,000	614,250
			10,288,859
TOTAL TELECOMMUNICATION SERVICES			27,566,734
UTILITIES - 0.3%
Electric Utilities - 0.2%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (j)		7,950,000	7,840,688
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (j)		3,000,000	3,105,000
TOTAL UTILITIES			10,945,688
TOTAL NONCONVERTIBLE BONDS			307,246,689
TOTAL CORPORATE BONDS (Cost $650,925,986)			708,470,047
Common Stocks - 65.3%
	Shares
CONSUMER DISCRETIONARY - 3.1%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	239,500	7,132,310
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	71,300	3,709,739
Darden Restaurants, Inc.	48,800	2,445,856
McDonald's Corp.	343,500	34,841,205
Wyndham Worldwide Corp.	60,400	4,465,372
		45,462,172
Media - 1.1%
CBS Outdoor Americas, Inc. (f)	74,100	2,406,027
Comcast Corp. Class A	459,900	24,006,780
Sinclair Broadcast Group, Inc. Class A	164,600	4,868,868
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.	103,400	$ 7,220,422
Viacom, Inc. Class B (non-vtg.)	71,000	6,058,430
		44,560,527
Multiline Retail - 0.4%
Target Corp.	270,600	15,359,256
Specialty Retail - 0.2%
DSW, Inc. Class A	120,300	3,013,515
H&M Hennes & Mauritz AB (B Shares)	133,000	5,620,502
		8,634,017
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	66,200	4,171,924
TOTAL CONSUMER DISCRETIONARY		125,320,206
CONSUMER STAPLES - 7.6%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR	77,700	8,540,784
PepsiCo, Inc.	500,700	44,226,831
SABMiller PLC	72,100	4,001,477
The Coca-Cola Co.	1,342,000	54,901,220
		111,670,312
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	129,300	10,126,776
Walgreen Co.	144,500	10,390,995
		20,517,771
Food Products - 0.2%
Kellogg Co.	142,500	9,829,650
Household Products - 2.1%
Procter & Gamble Co.	1,029,258	83,153,754
Tobacco - 2.0%
Altria Group, Inc.	294,300	12,231,108
British American Tobacco PLC sponsored ADR	115,500	14,005,530
Lorillard, Inc.	152,900	9,505,793
Philip Morris International, Inc.	521,718	46,192,912
		81,935,343
TOTAL CONSUMER STAPLES		307,106,830
Common Stocks - continued
	Shares	Value
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Access Midstream Partners LP	137,300	$ 8,648,527
Canadian Natural Resources Ltd.	170,600	6,943,261
Cheniere Energy, Inc. (a)	52,300	3,562,153
Chevron Corp.	880,700	108,141,153
ConocoPhillips Co.	615,400	49,195,076
El Paso Pipeline Partners LP	97,200	3,328,128
Enterprise Products Partners LP	44,300	3,314,526
EQT Midstream Partners LP	38,700	3,178,818
Exxon Mobil Corp.	746,200	75,015,486
Imperial Oil Ltd.	85,800	4,224,718
Markwest Energy Partners LP	98,700	6,114,465
MPLX LP	79,600	4,549,936
Phillips 66 Partners LP	68,005	4,117,703
PrairieSky Royalty Ltd.	27,400	916,029
QEP Midstream Partners LP	87,100	2,106,078
Scorpio Tankers, Inc.	39,700	360,079
Targa Resources Corp.	62,800	7,219,488
Tesoro Logistics LP	31,500	2,195,550
Valero Energy Partners LP	50,500	2,243,715
Western Gas Partners LP	25,000	1,799,750
		297,174,639
FINANCIALS - 19.9%
Banks - 1.7%
Bank of America Corp.	185,100	2,802,414
Commerce Bancshares, Inc.	79,058	3,431,908
JPMorgan Chase & Co.	152,000	8,446,640
M&T Bank Corp. (f)	103,300	12,537,521
National Penn Bancshares, Inc.	341,600	3,511,648
PNC Financial Services Group, Inc.	110,400	9,413,808
Svenska Handelsbanken AB (A Shares)	120,100	6,103,707
U.S. Bancorp	351,500	14,829,785
Wells Fargo & Co.	163,200	8,287,296
		69,364,727
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	7,932	1,495,975
Apollo Investment Corp.	99,400	832,972
BlackRock, Inc. Class A	64,700	19,727,030
Carlyle Group LP	256,300	7,937,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR & Co. LP	572,900	$ 13,022,017
The Blackstone Group LP	343,700	10,682,196
		53,697,801
Consumer Finance - 0.1%
Capital One Financial Corp.	57,200	4,512,508
Insurance - 1.5%
ACE Ltd.	69,000	7,155,990
Arthur J. Gallagher & Co.	167,100	7,658,193
esure Group PLC	482,600	2,151,765
MetLife, Inc.	394,700	20,102,071
The Travelers Companies, Inc.	188,900	17,652,705
Zurich Insurance Group AG	19,380	5,815,082
		60,535,806
Real Estate Investment Trusts - 15.1%
Alexandria Real Estate Equities, Inc.	277,744	21,133,541
Ashford Hospitality Prime, Inc.	20,200	329,260
AvalonBay Communities, Inc.	48,340	6,856,546
Boston Properties, Inc.	270,696	32,667,593
Cedar Shopping Centers, Inc.	606,659	3,724,886
Corrections Corp. of America	174,554	5,678,242
Cousins Properties, Inc.	919,040	11,028,480
DCT Industrial Trust, Inc.	158,400	1,254,528
Digital Realty Trust, Inc. (f)	267,800	15,398,500
Douglas Emmett, Inc.	128,400	3,645,276
DuPont Fabros Technology, Inc.	8,072	206,401
Equity Lifestyle Properties, Inc.	146,107	6,390,720
Equity One, Inc.	412,048	9,460,622
Equity Residential (SBI)	160,715	9,932,187
Essex Property Trust, Inc.	146,992	26,599,672
Excel Trust, Inc.	108,377	1,430,576
Extra Space Storage, Inc.	6,000	314,100
Federal Realty Investment Trust (SBI)	164,808	19,697,852
FelCor Lodging Trust, Inc.	1,294,652	12,739,376
Glimcher Realty Trust	187,538	2,066,669
HCP, Inc.	525,739	21,949,603
Health Care REIT, Inc.	117,396	7,422,949
Host Hotels & Resorts, Inc.	679,697	15,000,913
Kilroy Realty Corp.	83,582	5,063,398
Kite Realty Group Trust	97,334	604,444
LaSalle Hotel Properties (SBI)	463,713	15,297,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust	498,500	$ 5,657,975
Liberty Property Trust (SBI)	339,900	13,157,529
Mack-Cali Realty Corp.	54,800	1,191,900
Mid-America Apartment Communities, Inc.	316,710	22,913,969
National Retail Properties, Inc. (f)	499,862	17,485,173
Piedmont Office Realty Trust, Inc. Class A (f)	852,646	15,876,269
Post Properties, Inc.	326,100	16,680,015
Prologis, Inc.	543,310	22,552,798
Public Storage	206,699	35,630,774
Sabra Health Care REIT, Inc.	47,843	1,400,843
Senior Housing Properties Trust (SBI)	428,500	10,275,430
Simon Property Group, Inc.	404,315	67,302,275
SL Green Realty Corp.	222,573	24,369,518
Spirit Realty Capital, Inc.	272,900	3,081,041
Sun Communities, Inc.	87,882	4,255,246
Taubman Centers, Inc.	253,000	18,949,700
Terreno Realty Corp.	191,900	3,722,860
UDR, Inc.	273,700	7,532,224
Ventas, Inc.	467,139	31,204,885
Vornado Realty Trust	50,714	5,430,455
Washington Prime Group, Inc. (a)	202,757	4,032,837
Weyerhaeuser Co.	188,847	5,933,573
WP Carey, Inc.	195,600	12,447,984
		606,979,499
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	333,840	6,352,975
TOTAL FINANCIALS		801,443,316
HEALTH CARE - 8.2%
Biotechnology - 0.3%
Amgen, Inc.	121,300	14,069,587
Pharmaceuticals - 7.9%
AbbVie, Inc.	421,000	22,872,930
Bristol-Myers Squibb Co.	423,900	21,084,786
Eli Lilly & Co.	359,500	21,519,670
Johnson & Johnson	1,017,144	103,199,430
Merck & Co., Inc.	1,254,990	72,613,721
Novartis AG	114,072	10,263,534
Pfizer, Inc.	1,505,700	44,613,891
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	50,660	$ 14,932,159
Teva Pharmaceutical Industries Ltd. sponsored ADR	122,600	6,190,074
		317,290,195
TOTAL HEALTH CARE		331,359,782
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.5%
Honeywell International, Inc.	111,900	10,423,485
United Technologies Corp.	101,800	11,831,196
		22,254,681
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	79,000	2,412,660
Republic Services, Inc.	106,300	3,763,020
		6,175,680
Electrical Equipment - 0.4%
Eaton Corp. PLC	207,100	15,261,199
Industrial Conglomerates - 1.1%
3M Co.	152,800	21,781,640
General Electric Co.	586,753	15,719,113
Siemens AG	67,472	8,967,379
		46,468,132
Machinery - 0.4%
Caterpillar, Inc.	69,600	7,115,208
Cummins, Inc.	58,800	8,992,284
		16,107,492
Professional Services - 0.2%
SGS SA (Reg.)	2,520	6,317,588
Road & Rail - 0.2%
CSX Corp.	341,200	10,031,280
TOTAL INDUSTRIALS		122,616,052
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,719,200	66,946,704
IT Services - 0.8%
Automatic Data Processing, Inc.	104,600	8,334,528
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	159,500	$ 8,636,925
Paychex, Inc.	378,400	15,556,024
		32,527,477
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	1,138,500	31,103,820
Software - 3.0%
Microsoft Corp.	3,000,700	122,848,658
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	195,400	123,688,190
EMC Corp.	571,258	15,172,612
		138,860,802
TOTAL INFORMATION TECHNOLOGY		392,287,461
MATERIALS - 1.5%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	343,900	23,835,709
LyondellBasell Industries NV Class A	163,600	16,289,652
Potash Corp. of Saskatchewan, Inc. (f)	66,400	2,409,702
The Dow Chemical Co.	157,800	8,224,536
		50,759,599
Metals & Mining - 0.1%
SunCoke Energy Partners LP	101,410	2,905,397
Paper & Forest Products - 0.1%
International Paper Co.	131,700	6,272,871
TOTAL MATERIALS		59,937,867
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	588,000	20,856,360
Verizon Communications, Inc.	396,935	19,830,873
		40,687,233
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	4,121,000	14,448,439
TOTAL TELECOMMUNICATION SERVICES		55,135,672
Common Stocks - continued
	Shares	Value
UTILITIES - 3.5%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	230,400	$ 12,291,840
Cleco Corp.	93,200	4,849,196
IDACORP, Inc.	295,200	16,185,816
NextEra Energy, Inc.	250,000	24,340,000
Pinnacle West Capital Corp.	181,000	10,031,020
PPL Corp.	176,536	6,194,648
Southern Co.	183,900	8,051,142
Xcel Energy, Inc.	391,900	12,054,844
		93,998,506
Gas Utilities - 0.2%
Atmos Energy Corp.	137,400	6,883,740
Independent Power and Renewable Electricity Producers - 0.1%
Pattern Energy Group, Inc.	187,400	5,687,590
Multi-Utilities - 0.9%
CMS Energy Corp.	348,700	10,373,825
NiSource, Inc.	218,500	8,165,345
Sempra Energy	173,300	17,390,655
		35,929,825
TOTAL UTILITIES		142,499,661
TOTAL COMMON STOCKS (Cost $2,158,659,229)		2,634,881,486
Preferred Stocks - 10.4%

Convertible Preferred Stocks - 3.7%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Post Holdings, Inc. 5.25% (a)	26,100	2,761,119
FINANCIALS - 1.7%
Banks - 0.7%
Bank of America Corp. Series L, 7.25%	2,354	2,801,401
Wells Fargo & Co. 7.50%	21,809	26,868,688
		29,670,089
Real Estate Investment Trusts - 0.8%
American Tower Corp. Series A, 5.25% (a)	38,100	4,077,081
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Crown Castle International Corp. Series A, 4.50%	150,500	$ 15,655,010
Weyerhaeuser Co. Series A, 6.375%	199,100	11,666,026
		31,398,117
Real Estate Management & Development - 0.2%
Forestar Group, Inc. 6.00% (a)	310,000	7,334,600
TOTAL FINANCIALS		68,402,806
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	27,412	8,607,094
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	91,200	6,000,960
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat SA Series A, 5.75%	88,400	4,638,348
UTILITIES - 1.5%
Electric Utilities - 0.6%
NextEra Energy, Inc.:
5.779%	189,000	10,693,620
5.889%	186,100	11,621,945
		22,315,565
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. 2.00% ZENS	316,100	17,229,031
Dominion Resources, Inc.:
Series A, 6.125%	177,300	10,157,517
Series B, 6.00%	177,400	10,227,110
		37,613,658
TOTAL UTILITIES		59,929,223
TOTAL CONVERTIBLE PREFERRED STOCKS		150,339,550
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 6.7%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%	180,000	$ 4,863,600
FINANCIALS - 4.9%
Banks - 0.8%
BB&T Corp. Series E, 5.625%	125,000	2,925,000
Citigroup, Inc. Series C, 5.80%	300,000	7,239,000
SunTrust Banks, Inc. Series E, 5.875%	420,000	10,004,400
U.S. Bancorp:
Series A, 3.50%	11,890	10,011,380
Series H, 5.15%	40,000	926,000
		31,105,780
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
5.95%	65,219	1,552,212
Series K, 6.375% (a)	80,000	2,073,600
Morgan Stanley 6.875%	200,000	5,470,000
Morgan Stanley Capital I Trust 6.60%	140,000	3,554,600
		12,650,412
Consumer Finance - 1.6%
Ally Financial, Inc.:
7.00% (g)	46,758	47,155,443
Series A, 8.50%	477,300	13,202,118
Discover Financial Services Series B, 6.50%	200,000	5,024,000
		65,381,561
Diversified Financial Services - 0.7%
GMAC Capital Trust I Series 2, 8.125%	900,698	24,426,930
JPMorgan Chase Capital XXIX 6.70%	155,000	4,045,500
		28,472,430
Insurance - 0.1%
MetLife, Inc. Series B, 6.50%	111,000	2,824,950
Real Estate Investment Trusts - 1.4%
Chesapeake Lodging Trust Series A, 7.75%	50,000	1,339,500
Digital Realty Trust, Inc. Series G, 5.875%	140,000	3,127,600
Health Care REIT, Inc. Series J, 6.50%	12,000	311,040
Hersha Hospitality Trust:
Series B, 8.00%	48,200	1,283,084
Series C, 6.875%	50,000	1,280,000
Hospitality Properties Trust Series D, 7.125%	60,000	1,567,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kimco Realty Corp. Series K, 5.625%	120,000	$ 2,794,800
Public Storage:
Series Q, 6.50%	125,000	3,306,250
Series S, 5.90%	100,000	2,513,000
Series T, 5.75%	74,000	1,823,360
Series V, 5.375%	250,000	5,752,500
Series W, 5.20%	150,000	3,375,000
Sabra Health Care REIT, Inc. Series A, 7.125%	602,000	15,170,400
SL Green Realty Corp. Series I, 6.50%	60,000	1,497,000
Sunstone Hotel Investors, Inc. Series D, 8.00%	226,218	6,037,758
Vornado Realty Trust Series L, 5.40%	230,000	5,285,400
		56,464,492
Real Estate Management & Development - 0.0%
Ventas Realty LP/Ventas Capital Corp. 5.45%	60,000	1,446,000
TOTAL FINANCIALS		198,345,625
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. 6.70%	120,000	3,114,000
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Corp.:
6.125%	259,452	6,037,448
7.375%	70,000	1,839,600
Verizon Communications, Inc. 5.90%	120,828	3,079,906
		10,956,954
UTILITIES - 1.3%
Electric Utilities - 1.3%
Duquesne Light Co. 6.50%	141,050	7,094,815
Gulf Power Co. 5.60%	30,000	2,745,300
NextEra Energy Capital Holdings, Inc.:
Series G, 5.70%	270,000	6,504,300
Series H, 5.625%	70,000	1,696,800
Series I, 5.125%	377,500	8,297,450
Series J, 5.00%	205,000	4,397,250
SCE Trust I 5.625%	409,500	9,815,715
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
SCE Trust II 5.10%	15,000	$ 329,250
Southern California Edison Co.:
5.349%	44,479	4,580,003
Series D, 6.50%	54,900	5,675,288
		51,136,171
Multi-Utilities - 0.0%
DTE Energy Co. 6.50%	700	18,186
TOTAL UTILITIES		51,154,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS		268,434,536
TOTAL PREFERRED STOCKS (Cost $381,255,975)		418,774,086
Bank Loan Obligations - 1.0%
		Principal Amount (e)
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Floatel International Ltd. Tranche B, term loan 5/23/20 (k)		$ 295,000	296,106
Oil, Gas & Consumable Fuels - 0.1%
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (j)		3,116,308	3,116,308
TOTAL ENERGY			3,412,414
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HCA Holdings, Inc. Tranche B 4LN, term loan 2.9836% 5/1/18 (j)		16,213,525	16,234,603
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (j)		65,000	66,300
			16,300,903
Bank Loan Obligations - continued
		Principal Amount (e)	Value
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (j)		$ 5,467,451	$ 5,385,440
UTILITIES - 0.4%
Electric Utilities - 0.4%
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (j)		14,397,217	14,433,210
TOTAL BANK LOAN OBLIGATIONS (Cost $39,622,308)			39,531,967
Preferred Securities - 2.3%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)		975,000	1,034,043
FINANCIALS - 2.3%
Banks - 1.2%
JPMorgan Chase & Co.:
5.15% (h)(j)		15,000,000	14,390,075
6.75% (h)(j)		10,000,000	11,040,632
7.9% (h)(j)		6,250,000	7,090,044
PNC Preferred Funding Trust I 1.8834% (g)(h)(j)		3,450,000	3,222,578
SunTrust Preferred Capital I 4% 12/15/49 (j)		6,866,000	5,552,305
USB Capital IX 3.5% (h)(j)		8,625,000	7,413,786
			48,709,420
Diversified Financial Services - 1.1%
Baggot Securities Ltd. 10.24% (g)(h)	EUR	1,530,000	2,339,339
General Electric Capital Corp.:
5.25% (h)(j)		5,000,000	5,121,154
7.125% (h)(j)		10,000,000	12,128,846
Goldman Sachs Capital III 4% (h)(j)		18,715,000	15,158,943
Wachovia Capital Trust III 5.5698% (h)(j)		8,091,000	7,986,366
			42,734,648
TOTAL FINANCIALS			91,444,068
TOTAL PREFERRED SECURITIES (Cost $85,620,063)			92,478,111
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	135,724,745	$ 135,724,745
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,172,225	31,172,225
TOTAL MONEY MARKET FUNDS (Cost $166,896,970)		166,896,970
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,482,980,531)		4,061,032,667
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(25,311,794)
NET ASSETS - 100%		$ 4,035,720,873
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,202,299 or 6.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,669
Fidelity Securities Lending Cash Central Fund	68,219
Total	$ 112,888
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,320,206	$ 125,320,206	$ -	$ -
Consumer Staples	309,867,949	309,867,949	-	-
Energy	302,038,239	302,038,239	-	-
Financials	1,068,191,747	986,380,668	81,811,079	-
Health Care	339,966,876	314,771,183	25,195,693	-
Industrials	131,731,012	122,763,633	8,967,379	-
Information Technology	392,287,461	392,287,461	-	-
Materials	59,937,867	59,937,867	-	-
Telecommunication Services	70,730,974	56,282,535	14,448,439	-
Utilities	253,583,241	211,962,162	41,621,079	-
Corporate Bonds	708,470,047	-	708,470,047	-
Bank Loan Obligations	39,531,967	-	39,531,967	-
Preferred Securities	92,478,111	-	92,478,111	-
Money Market Funds	166,896,970	166,896,970	-	-
Total Investments in Securities:	$ 4,061,032,667	$ 3,048,508,873	$ 1,012,523,794	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.2%
BBB	4.4%
BB	4.4%
B	4.6%
CCC,CC,C	1.3%
Not Rated	4.9%
Other Investments	75.7%
Short-Term Investments and Net Other Assets	3.5%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,388,215) - See accompanying schedule: Unaffiliated issuers (cost $3,316,083,561)	$ 3,894,135,697
Fidelity Central Funds (cost $166,896,970)	166,896,970
Total Investments (cost $3,482,980,531)		$ 4,061,032,667
Cash		1,281,228
Receivable for investments sold, regular delivery		43,566,700
Receivable for fund shares sold		5,002,032
Dividends receivable		8,305,477
Interest receivable		7,126,780
Distributions receivable from Fidelity Central Funds		34,367
Prepaid expenses		2,165
Receivable from investment adviser for expense reductions		414
Other receivables		617,735
Total assets		4,126,969,565

Liabilities
Payable for investments purchased Regular delivery	$ 48,254,021
Delayed delivery	4,341,106
Payable for fund shares redeemed	4,523,490
Accrued management fee	1,818,964
Distribution and service plan fees payable	449,694
Other affiliated payables	629,146
Other payables and accrued expenses	60,046
Collateral on securities loaned, at value	31,172,225
Total liabilities		91,248,692

Net Assets		$ 4,035,720,873
Net Assets consist of:
Paid in capital		$ 3,337,314,171
Undistributed net investment income		23,354,608
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		97,002,883
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		578,049,211
Net Assets		$ 4,035,720,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($586,223,780 ÷ 39,642,618 shares)	$ 14.79

Maximum offering price per share (100/94.25 of $14.79)	$ 15.69
Class T: Net Asset Value and redemption price per share ($196,853,586 ÷ 13,317,867 shares)	$ 14.78

Maximum offering price per share (100/96.50 of $14.78)	$ 15.32
Class B: Net Asset Value and offering price per share ($9,924,199 ÷ 671,768 shares)A	$ 14.77

Class C: Net Asset Value and offering price per share ($296,192,179 ÷ 20,110,348 shares)A	$ 14.73

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($2,680,870,300 ÷ 180,385,333 shares)	$ 14.86

Institutional Class: Net Asset Value, offering price and redemption price per share ($265,656,829 ÷ 17,907,078 shares)	$ 14.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 47,929,526
Special dividends		14,974,415
Interest		14,066,847
Income from Fidelity Central Funds		112,888
Total income		77,083,676

Expenses
Management fee	$ 10,487,829
Transfer agent fees	3,203,449
Distribution and service plan fees	2,536,926
Accounting and security lending fees	517,846
Custodian fees and expenses	41,293
Independent trustees' compensation	7,273
Registration fees	151,551
Audit	47,997
Legal	6,501
Miscellaneous	12,770
Total expenses before reductions	17,013,435
Expense reductions	(46,111)	16,967,324
Net investment income (loss)		60,116,352
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	106,553,871
Foreign currency transactions	11,598
Total net realized gain (loss)		106,565,469
Change in net unrealized appreciation (depreciation) on: Investment securities	149,354,923
Assets and liabilities in foreign currencies	(11,453)
Total change in net unrealized appreciation (depreciation)		149,343,470
Net gain (loss)		255,908,939
Net increase (decrease) in net assets resulting from operations		$ 316,025,291

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,116,352	$ 89,383,939
Net realized gain (loss)	106,565,469	225,199,175
Change in net unrealized appreciation (depreciation)	149,343,470	242,088,127
Net increase (decrease) in net assets resulting from operations	316,025,291	556,671,241
Distributions to shareholders from net investment income	(55,057,987)	(84,894,576)
Distributions to shareholders from net realized gain	(53,555,085)	-
Total distributions	(108,613,072)	(84,894,576)
Share transactions - net increase (decrease)	30,324,997	351,154,912
Total increase (decrease) in net assets	237,737,216	822,931,577

Net Assets
Beginning of period	3,797,983,657	2,975,052,080
End of period (including undistributed net investment income of $23,354,608 and undistributed net investment income of $18,296,243, respectively)	$ 4,035,720,873	$ 3,797,983,657

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.21 H	.31	.31	.30	.23 I	.23
Net realized and unrealized gain (loss)	.96	1.77	1.45	.55	1.05	2.25
Total from investment operations	1.17	2.08	1.76	.85	1.28	2.48
Distributions from net investment income	(.20)	(.30)	(.29)	(.31)	(.18)	(.22)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.40)	(.30)	(.29)	(.31)	(.18)	(.22)
Net asset value, end of period	$ 14.79	$ 14.02	$ 12.24	$ 10.77	$ 10.23	$ 9.13
Total Return B, C, D	8.53%	17.17%	16.47%	8.30%	14.16%	37.12%
Ratios to Average Net Assets F, J
Expenses before reductions	1.03% A	1.05%	1.09%	1.14%	1.16%	1.21%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.09%	1.14%	1.16%	1.21%
Expenses net of all reductions	1.03% A	1.04%	1.09%	1.14%	1.16%	1.21%
Net investment income (loss)	3.02% A,H	2.28%	2.60%	2.76%	2.38% I	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,224	$ 530,203	$ 353,726	$ 125,190	$ 77,340	$ 74,580
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12	$ 6.87
Income from Investment Operations
Net investment income (loss) E	.19 H	.27	.28	.27	.21 I	.21
Net realized and unrealized gain (loss)	.95	1.77	1.44	.56	1.05	2.25
Total from investment operations	1.14	2.04	1.72	.83	1.26	2.46
Distributions from net investment income	(.18)	(.26)	(.25)	(.28)	(.16)	(.21)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.38)	(.26)	(.25)	(.28)	(.16)	(.21)
Net asset value, end of period	$ 14.78	$ 14.02	$ 12.24	$ 10.77	$ 10.22	$ 9.12
Total ReturnB, C, D	8.32%	16.86%	16.16%	8.14%	13.92%	36.63%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29% A	1.31%	1.35%	1.37%	1.39%	1.45%
Expenses net of fee waivers, if any	1.29% A	1.31%	1.35%	1.37%	1.39%	1.45%
Expenses net of all reductions	1.29% A	1.30%	1.35%	1.37%	1.39%	1.45%
Net investment income (loss)	2.76% A,H	2.02%	2.34%	2.52%	2.16% I	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 196,854	$ 174,568	$ 123,395	$ 78,994	$ 59,931	$ 60,134
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.97%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10	$ 6.85
Income from Investment Operations
Net investment income (loss) E	.15 H	.19	.21	.21	.16 I	.17
Net realized and unrealized gain (loss)	.95	1.77	1.45	.55	1.05	2.25
Total from investment operations	1.10	1.96	1.66	.76	1.21	2.42
Distributions from net investment income	(.13)	(.18)	(.19)	(.21)	(.11)	(.17)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.33)	(.18)	(.19)	(.21)	(.11)	(.17)
Net asset value, end of period	$ 14.77	$ 14.00	$ 12.22	$ 10.75	$ 10.20	$ 9.10
Total Return B, C, D	8.06%	16.13%	15.51%	7.48%	13.31%	36.06%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86% A	1.89%	1.91%	1.93%	1.94%	1.98%
Expenses net of fee waivers, if any	1.86% A	1.89%	1.91%	1.93%	1.94%	1.98%
Expenses net of all reductions	1.86% A	1.89%	1.91%	1.92%	1.94%	1.98%
Net investment income (loss)	2.18% A,H	1.44%	1.78%	1.97%	1.60% I	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,924	$ 11,912	$ 13,962	$ 12,754	$ 15,442	$ 16,098
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11	$ 6.85
Income from Investment Operations
Net investment income (loss) E	.16 H	.20	.22	.22	.16 I	.18
Net realized and unrealized gain (loss)	.94	1.77	1.44	.55	1.05	2.25
Total from investment operations	1.10	1.97	1.66	.77	1.21	2.43
Distributions from net investment income	(.15)	(.20)	(.21)	(.23)	(.11)	(.17)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.34) K	(.20)	(.21)	(.23)	(.11)	(.17)
Net asset value, end of period	$ 14.73	$ 13.97	$ 12.20	$ 10.75	$ 10.21	$ 9.11
Total Return B, C, D	8.09%	16.31%	15.54%	7.54%	13.33%	36.15%
Ratios to Average Net Assets F, J
Expenses before reductions	1.79%A	1.81%	1.84%	1.88%	1.91%	1.96%
Expenses net of fee waivers, if any	1.79%A	1.81%	1.84%	1.88%	1.91%	1.96%
Expenses net of all reductions	1.79%A	1.80%	1.84%	1.87%	1.91%	1.96%
Net investment income (loss)	2.26% A,H	1.53%	1.85%	2.02%	1.63% I	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 296,192	$ 253,825	$ 140,428	$ 59,464	$ 39,889	$ 39,920
Portfolio turnover rate G	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.34 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.23 G	.34	.34	.33	.27 H	.26
Net realized and unrealized gain (loss)	.95	1.78	1.45	.56	1.05	2.25
Total from investment operations	1.18	2.12	1.79	.89	1.32	2.51
Distributions from net investment income	(.22)	(.33)	(.31)	(.34)	(.21)	(.25)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.41) J	(.33)	(.31)	(.34)	(.21)	(.25)
Net asset value, end of period	$ 14.86	$ 14.09	$ 12.30	$ 10.82	$ 10.27	$ 9.16
Total ReturnB, C	8.63%	17.48%	16.77%	8.69%	14.57%	37.37%
Ratios to Average Net Assets E, I
Expenses before reductions	.75% A	.77%	.81%	.84%	.86%	.93%
Expenses net of fee waivers, if any	.75% A	.77%	.81%	.84%	.86%	.93%
Expenses net of all reductions	.75% A	.76%	.80%	.84%	.86%	.92%
Net investment income (loss)	3.30% A,G	2.56%	2.89%	3.06%	2.68% H	3.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,680,870	$ 2,581,720	$ 2,190,089	$ 1,138,764	$ 542,828	$ 444,401
Portfolio turnover rate F	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15	$ 6.89
Income from Investment Operations
Net investment income (loss) D	.23 G	.34	.34	.33	.27 H	.25
Net realized and unrealized gain (loss)	.95	1.78	1.46	.55	1.06	2.26
Total from investment operations	1.18	2.12	1.80	.88	1.33	2.51
Distributions from net investment income	(.22)	(.33)	(.32)	(.34)	(.22)	(.25)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.41) J	(.33)	(.32)	(.34)	(.22)	(.25)
Net asset value, end of period	$ 14.84	$ 14.07	$ 12.28	$ 10.80	$ 10.26	$ 9.15
Total Return B, C	8.65%	17.50%	16.83%	8.61%	14.61%	37.44%
Ratios to Average Net Assets E, I
Expenses before reductions	.77% A	.78%	.81%	.83%	.83%	.91%
Expenses net of fee waivers, if any	.77% A	.78%	.81%	.83%	.83%	.91%
Expenses net of all reductions	.76% A	.77%	.81%	.82%	.83%	.91%
Net investment income (loss)	3.28% A,G	2.55%	2.88%	3.07%	2.71% H	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 265,657	$ 245,756	$ 153,453	$ 32,356	$ 19,705	$ 16,397
Portfolio turnover rate F	49% A	64%	50%	56%	130%	100%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.41 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.199 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 612,532,854
Gross unrealized depreciation	(33,356,931)
Net unrealized appreciation (depreciation) on securities and other investments	$ 579,175,923

Tax cost	$ 3,481,856,744

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $906,328,580 and $969,620,135, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

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5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 683,486	$ 28,671
Class T	.25%	.25%	450,994	3,360
Class B	.75%	.25%	55,217	41,540
Class C	.75%	.25%	1,347,229	347,168
			$ 2,536,926	$ 420,739

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 128,466
Class T	30,544
Class B*	2,837
Class C*	20,520
$ 182,367

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 517,676.19
Class T	178,920.20
Class B	14,958.27
Class C	270,654.20
Strategic Dividend and Income	2,001,864.16
Institutional Class	219,377.17
	$ 3,203,449

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,717 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,492 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $974,100. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,219, including $867 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36,416 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,695.

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 7,514,934	$ 10,120,177
Class T	2,251,260	2,956,049
Class B	106,360	177,929
Class C	2,734,753	3,025,398
Strategic Dividend and Income	38,668,704	63,285,770
Institutional Class	3,781,976	5,329,253
Total	$ 55,057,987	$ 84,894,576
From net realized gain
Class A	$ 7,588,078	$ -
Class T	2,455,330	-
Class B	167,629	-
Class C	3,677,976	-
Strategic Dividend and Income	36,158,268	-
Institutional Class	3,507,804	-
Total	$ 53,555,085	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	5,200,142	18,683,613	$ 73,521,801	$ 249,130,521
Reinvestment of distributions	944,564	624,505	13,088,408	8,184,328
Shares redeemed	(4,315,532)	(10,385,619)	(60,682,739)	(138,868,091)
Net increase (decrease)	1,829,174	8,922,499	$ 25,927,470	$ 118,446,758
Class T
Shares sold	1,988,141	5,180,462	$ 28,138,940	$ 69,025,969
Reinvestment of distributions	315,345	203,617	4,368,149	2,666,035
Shares redeemed	(1,440,081)	(3,012,495)	(20,298,302)	(40,049,362)
Net increase (decrease)	863,405	2,371,584	$ 12,208,787	$ 31,642,642
Class B
Shares sold	33,397	181,589	$ 472,143	$ 2,409,278
Reinvestment of distributions	17,160	11,527	237,340	149,790
Shares redeemed	(229,367)	(485,149)	(3,252,144)	(6,427,856)
Net increase (decrease)	(178,810)	(292,033)	$ (2,542,661)	$ (3,868,788)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class C
Shares sold	3,145,979	9,216,026	$ 44,378,229	$ 122,907,375
Reinvestment of distributions	404,081	191,317	5,578,977	2,508,939
Shares redeemed	(1,610,773)	(2,743,169)	(22,634,474)	(36,568,038)
Net increase (decrease)	1,939,287	6,664,174	$ 27,322,732	$ 88,848,276
Strategic Dividend and Income
Shares sold	18,278,241	84,308,226	$ 259,875,759	$ 1,117,201,514
Reinvestment of distributions	4,878,769	4,395,083	67,841,795	57,704,962
Shares redeemed	(26,012,596)	(83,529,229)	(366,589,932)	(1,123,575,306)
Net increase (decrease)	(2,855,586)	5,174,080	$ (38,872,378)	$ 51,331,170
Institutional Class
Shares sold	2,831,185	11,198,221	$ 40,149,168	$ 148,858,109
Reinvestment of distributions	331,674	250,170	4,606,619	3,295,370
Shares redeemed	(2,727,514)	(6,472,819)	(38,474,740)	(87,398,625)
Net increase (decrease)	435,345	4,975,572	$ 6,281,047	$ 64,754,854

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SDI-USAN-0714
1.802526.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2014